UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811- 6718

Dreyfus Investment Grade Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	7/31
Date of reporting period:	01/31/13

FORM N-CSR

Item 1.      Reports to Stockholders.

Dreyfus
Inflation Adjusted
Securities Fund

SEMIANNUAL REPORT January 31, 2013

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
8	Statement of Assets and Liabilities
9	Statement of Operations
10	Statement of Changes in Net Assets
12	Financial Highlights
14	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus
Inflation Adjusted
Securities Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Inflation Adjusted Securities Fund, covering the six-month period from August 1, 2012, through January 31, 2013. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The search for higher yields amid historically low interest rates proved to be a major force in the performance of U.S. and global bond markets during the reporting period, even as the Federal Reserve Board and other central banks pumped liquidity into their financial systems. More specifically, low rates on U.S. Treasury securities drove investors to riskier market sectors, helping to support prices among corporate-backed securities, asset-backed securities, commercial mortgage-backed securities, and emerging-markets bonds. In addition, higher yielding bond market sectors were buoyed by gradually recovering U.S. and global economies as domestic employment trends improved, Europe avoided a collapse of its common currency, and China engineered an economic soft landing.

We currently expect the U.S. and global economies to be modestly stronger in 2013 relative to 2012, especially during the second half of the year. The U.S. economy seems likely to benefit from greater certainty regarding U.S. tax and fiscal policies, the resumption of postponed spending by businesses, and a continued housing recovery. We encourage you to discuss the implications of our economic analysis with your financial advisor, who can help you align your investments with the year’s challenges and opportunities.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
February 15, 2013

2

DISCUSSION OF FUND PERFORMANCE

For the period of August 1, 2012, through January 31, 2013, as provided by Robert Bayston, CFA, David Horsfall, CFA, and Nate Pearson, CFA, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended January 31, 2013, Dreyfus Inflation Adjusted Securities Fund’s Institutional shares produced a total return of 0.12%, and the fund’s Investor shares returned 0.04%.1 In comparison, the fund’s benchmark, the Barclays U.S. Treasury Inflation Protected Securities Index (the “Index”), produced a total return of 0.23% for the same period.2

Prices of Treasury Inflation Protected Securities (“TIPS”) ended the reporting period close to where they began, as declining interest rates early in the reporting period were later offset by rising rates.The fund’s returns were roughly in line with its benchmark.

The Fund’s Investment Approach

The fund seeks returns that exceed the rate of inflation.To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in inflation-indexed securities, which are fixed income securities designed to protect investors from a loss of value due to inflation by periodically adjusting their principal and/or coupon according to the rate of inflation.

The fund invests primarily in high-quality, U.S. dollar-denominated, inflation-indexed securities.To a limited extent, the fund may invest in foreign currency-denominated, inflation-protected securities and other fixed income securities not adjusted for inflation, including U.S. government bonds and notes, corporate bonds, mortgage-related securities and asset-backed securities. The fund seeks to keep its average effective duration between two and 10 years, and the fund may invest in securities of any maturity without restriction.

Accommodative Monetary Policy Supported Bond Prices

Yields of U.S.Treasury securities had hit new lows for 2012 in the weeks prior to the start of the reporting period, as disappointing employment data in the United States and a resurgent financial crisis in Europe sparked a “flight to quality” among investors.

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

Investor sentiment soon improved, however, when U.S. and European monetary policymakers reassured the markets that they were committed to stimulating a more robust economic recovery.

In the United States, the Federal Reserve Board (the “Fed”) had extended Operation Twist in June 2012, prolonging a program that sought to reduce long-term interest rates through sales of short-term U.S.Treasury securities and purchases of long-term bonds. In September, the Fed announced that it would take additional steps to stimulate employment growth through a new, open-ended round of quantitative easing involving purchases of up to $40 billion of mortgage-backed securities per month, and it extended its forecast for low interest rates through the middle of 2015.These actions supported prices of U.S. government securities and helped mitigate the impact of uncertainty stemming from an ongoing, contentious political debate regarding U.S. fiscal policy. In Europe, the head of the European Central Bank reassured investors that his organization was firmly committed to supporting the euro as the region’s common currency, and the central bank adopted its own aggressively accommodative monetary policy measures.

The U.S. and global economies appeared to respond positively to these developments, as U.S. employment trends strengthened, manufacturing activity increased, consumer confidence improved, and domestic housing markets showed signs of a long-awaited rebound. Although inflationary pressures remained low during the reporting period, investors’ expectations for future inflation began to increase as the economic recovery gathered momentum, causing yields of nominal U.S. Treasury securities to rise modestly over the reporting period’s second half.

Duration Management Strategy Produced Mixed Results

With interest rates at extremely low levels at the start of the reporting period, it appeared to us that the likelihood of rates moving higher was far greater than the chance of further declines.Therefore, we maintained a relatively cautious investment posture, setting the fund’s average duration in a range we considered shorter than market averages.This strategy hurt the fund’s relative performance over the reporting period’s first half when interest rates continued to fall, but it proved beneficial when rates rose over the second half. In establishing this position, we favored TIPS with intermediate-term maturities over their longer-term counterparts, and we maintained a generally market-neutral posture among shorter-term maturities.

4

Positioned for Further Economic Improvement

Although we are aware that the U.S. economy remains vulnerable to a number of headwinds, including the ongoing European financial crisis and concerns about U.S. fiscal policies, recent economic data suggests to us that a more robust economic recovery may be underway. Therefore, we have retained the fund’s relatively short duration posture. At the same time, we recently added a small position in nominal U.S. Treasury securities to hedge against the possibility of moderating inflation expectations should the U.S. economic recovery falter. In our view, these are prudent strategies in a still-uncertain economic environment.

February 15, 2013

Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

Interest payments on inflation-protected bonds will vary as the bond’s principal value is periodically adjusted based on the rate of inflation. If the index measuring inflation falls, the interest payable on these securities will be reduced.Any increase in the principal amount of an inflation-protected bond (which follows a rise in the relevant inflation index), will be considered taxable ordinary income, even though investors do not receive their principal until maturity. During periods of rising interest rates and flat or declining inflation rates, inflation-protected bonds can underperform. Inflation-protected bonds issued by corporations generally do not guarantee repayment of principal.

Investing internationally involves special risk, including changes in currency exchange rates, political, economic and social instability, a lack of comprehensive company information, differing auditing and legal standards, and less market liquidity. Investments in foreign currencies are subject to the risk that those currencies will decline in relative value to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Each of these risks could increase the fund’s volatility.

The fund may use derivative instruments, such as options, futures and options on futures, forward contracts, swaps (including credit default swaps on corporate bonds and asset-backed securities), options on swaps and other credit derivatives.A small investment in derivatives could have a potentially large impact on the fund’s performance.The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2 SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.
The Barclays U.S.Treasury Inflation Protected Securities Index is a sub-index of the U.S.Treasury component of the
Barclays U.S. Government Index. Securities in the Barclays U.S.Treasury Inflation Protected Securities Index are
dollar-denominated, non-convertible, publicly issued, fixed-rate, investment-grade (Moody’s Baa3 or better) U.S.
Treasury inflation notes, with at least one year to final maturity and at least $100 million par amount outstanding.
Investors cannot invest directly in any index.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Inflation Adjusted Securities Fund from August 1, 2012 to January 31, 2013. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended January 31, 2013

	Investor Shares	Institutional Shares
Expenses paid per $1,000†	$3.33	$1.87
Ending value (after expenses)	$1,000.40	$1,001.20

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended January 31, 2013

	Investor Shares	Institutional Shares
Expenses paid per $1,000†	$3.36	$1.89
Ending value (after expenses)	$1,021.88	$1,023.34

† Expenses are equal to the fund’s annualized expense ratio of .66% for Investor Shares and .37% for Institutional
Shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
January 31, 2013 (Unaudited)

	Principal
Bonds and Notes—99.3%	Amount ($)		Value ($)
U.S. Treasury Inflation Protected Securities:
0.13%, 4/15/16	56,737,472	[a,b]	60,243,678
0.13%, 4/15/17	14,760,346	[b]	15,896,199
0.13%, 1/15/22	50,922,453	[a,b]	55,087,757
0.13%, 7/15/22	14,748,854	[b]	15,948,349
0.63%, 7/15/21	25,625,447	[a,b]	29,062,871
1.25%, 4/14/14	1,849,600	[a,b]	1,917,081
1.75%, 1/15/28	4,330,415	[a,b]	5,525,341
2.00%, 7/15/14	42,765,318	[a,b]	45,388,029
2.00%, 1/15/16	3,764,557	[a,b]	4,206,892
2.00%, 1/15/26	20,936,505	[a,b]	27,153,663
2.13%, 2/15/40	12,069,962	[a,b]	17,252,502
2.13%, 2/15/41	11,676,241	[a,b]	16,811,055
2.50%, 7/15/16	24,141,748	[a,b]	27,953,513
2.50%, 1/15/29	9,512,720	[a,b]	13,381,724
3.63%, 4/15/28	19,405,364	[a,b]	30,381,523
			366,210,177
U.S. Treasury Notes;
1.50%, 7/31/16	15,800,000		16,336,963
Total Bonds and Notes
(cost $363,222,217)			382,547,140

Other Investment—.4%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $1,701,588)	1,701,588	[c]	1,701,588

Total Investments (cost $364,923,805)	99.7%		384,248,728

Cash and Receivables (Net)	.3%		1,136,356

Net Assets	100.0%		385,385,084

a Security, or portion thereof, on loan.At January 31, 2013, the value of the fund’s securities on loan was $141,801,045 and the value of the collateral held by the fund was $144,188,692, consisting of U.S. Government securities.
b Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
c Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†
	Value (%)		Value (%)
U.S. Government	99.3	Money Market Investment	.4
			99.7

† Based on net assets.
See notes to financial statements.

The Fund	7

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2013 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $141,801,045)—Note 1(b):
Unaffiliated issuers	363,222,217	382,547,140
Affiliated issuers	1,701,588	1,701,588
Cash		995,770
Receivable for investment securities sold		27,439,319
Dividends, interest and securities lending income receivable		603,840
Receivable for shares of Common Stock subscribed		310,716
Prepaid expenses		25,106
		413,623,479
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		133,082
Payable for investment securities purchased		27,464,563
Payable for shares of Common Stock redeemed		597,362
Accrued expenses		43,388
		28,238,395
Net Assets ($)		385,385,084
Composition of Net Assets ($):
Paid-in capital		368,516,650
Accumulated distributions in excess of investment income—net		(1,253,986)
Accumulated net realized gain (loss) on investments		(1,202,503)
Accumulated net unrealized appreciation
(depreciation) on investments		19,324,923
Net Assets ($)		385,385,084

Net Asset Value Per Share
	Investor Shares	Institutional Shares
Net Assets ($)	52,571,234	332,813,850
Shares Outstanding	3,826,464	24,234,500
Net Asset Value Per Share ($)	13.74	13.73

See notes to financial statements.

8

STATEMENT OF OPERATIONS
Six Months Ended January 31, 2013 (Unaudited)

Investment Income ($):
Income:
Interest	3,064,315
Income from securities lending—Note 1(b)	41,006
Dividends;
Affiliated issuers	1,079
Total Income	3,106,400
Expenses:
Management fee—Note 3(a)	583,361
Shareholder servicing costs—Note 3(b)	113,136
Professional fees	34,944
Registration fees	20,867
Prospectus and shareholders’ reports	14,437
Custodian fees—Note 3(b)	13,008
Directors’ fees and expenses—Note 3(c)	6,921
Loan commitment fees—Note 2	1,912
Miscellaneous	13,256
Total Expenses	801,842
Less—reduction in fees due to earnings credits—Note 3(b)	(64)
Net Expenses	801,778
Investment Income—Net	2,304,622
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	7,531,904
Net unrealized appreciation (depreciation) on investments	(9,155,654)
Net Realized and Unrealized Gain (Loss) on Investments	(1,623,750)
Net Increase in Net Assets Resulting from Operations	680,872

See notes to financial statements.

The Fund	9

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	January 31, 2013	Year Ended
	(Unaudited)	July 31, 2012
Operations ($):
Investment income—net	2,304,622	7,441,736
Net realized gain (loss) on investments	7,531,904	7,452,085
Net unrealized appreciation
(depreciation) on investments	(9,155,654)	12,400,455
Net Increase (Decrease) in Net Assets
Resulting from Operations	680,872	27,294,276
Dividends to Shareholders from ($):
Investment income—net:
Investor Shares	(676,260)	(1,234,033)
Institutional Shares	(4,208,800)	(6,763,300)
Net realized gain on investments:
Investor Shares	(2,160,396)	(461,245)
Institutional Shares	(12,305,261)	(2,140,902)
Total Dividends	(19,350,717)	(10,599,480)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Investor Shares	6,883,742	28,541,270
Institutional Shares	68,542,016	143,727,438
Dividends reinvested:
Investor Shares	2,663,207	1,616,217
Institutional Shares	8,747,935	3,370,949
Cost of shares redeemed:
Investor Shares	(17,228,164)	(16,458,174)
Institutional Shares	(37,583,467)	(58,631,848)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	32,025,269	102,165,852
Total Increase (Decrease) in Net Assets	13,355,424	118,860,648
Net Assets ($):
Beginning of Period	372,029,660	253,169,012
End of Period	385,385,084	372,029,660
Undistributed (distributions in excess of)
investment income—net	(1,253,986)	1,326,452

10

	Six Months Ended
	January 31, 2013	Year Ended
	(Unaudited)	July 31, 2012
Capital Share Transactions:
Investor Shares
Shares sold	481,885	2,034,250
Shares issued for dividends reinvested	190,403	115,336
Shares redeemed	(1,218,099)	(1,174,295)
Net Increase (Decrease) in Shares Outstanding	(545,811)	975,291
Institutional Shares
Shares sold	4,822,607	10,263,235
Shares issued for dividends reinvested	627,938	240,615
Shares redeemed	(2,649,785)	(4,183,087)
Net Increase (Decrease) in Shares Outstanding	2,800,760	6,320,763

See notes to financial statements.

The Fund	11

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
January 31, 2013				Year Ended July 31,
Investor Shares	(Unaudited)		2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value,
beginning of period	14.42		13.68	12.83	11.98	12.30	11.67
Investment Operations:
Investment income—net[a]	.07		.29	.51	.33	.08	.79
Net realized and unrealized
gain (loss) on investments	(.06)		.89	.82	.76	(.14)	.48
Total from Investment Operations	.01		1.18	1.33	1.09	(.06)	1.27
Distributions:
Dividends from
investment income—net	(.16)		(.32)	(.45)	(.24)	(.16)	(.64)
Dividends from net realized
gain on investments	(.53)		(.12)	(.03)	—	(.10)	—
Total Distributions	(.69)		(.44)	(.48)	(.24)	(.26)	(.64)
Net asset value, end of period	13.74		14.42	13.68	12.83	11.98	12.30
Total Return (%)	.04	[b]	8.80	10.60	9.23	(.54)	11.01
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.66	[c]	.70	.73	.79	.87	1.04
Ratio of net expenses
to average net assets	.66	[c]	.70	.73	.71	.55	.55
Ratio of net investment income
to average net assets	.94	[c]	2.05	3.90	2.63	.73	6.39
Portfolio Turnover Rate	74.91	[b]	97.40	138.50	61.50	77.13	90.18
Net Assets, end of period
($ x 1,000)	52,571		63,053	46,476	42,846	40,557	26,830

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.

See notes to financial statements.

12

Six Months Ended
January 31, 2013				Year Ended July 31,
Institutional Shares	(Unaudited)		2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value,
beginning of period	14.42		13.68	12.83	11.97	12.30	11.66
Investment Operations:
Investment income—net[a]	.09		.34	.62	.37	.11	.84
Net realized and unrealized
gain (loss) on investments	(.07)		.89	.76	.77	(.15)	.48
Total from Investment Operations	.02		1.23	1.38	1.14	(.04)	1.32
Distributions:
Dividends from
investment income—net	(.18)		(.37)	(.50)	(.28)	(.19)	(.68)
Dividends from net realized
gain on investments	(.53)		(.12)	(.03)	—	(.10)	—
Total Distributions	(.71)		(.49)	(.53)	(.28)	(.29)	(.68)
Net asset value, end of period	13.73		14.42	13.68	12.83	11.97	12.30
Total Return (%)	.12	[b]	9.16	10.95	9.58	(.30)	11.29
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.37	[c]	.37	.40	.44	.55	.77
Ratio of net expenses
to average net assets	.37	[c]	.37	.40	.42	.30	.30
Ratio of net investment income
to average net assets	1.23	[c]	2.45	4.71	2.97	.98	6.68
Portfolio Turnover Rate	74.91	[b]	97.40	138.50	61.50	77.13	90.18
Net Assets, end of period
($ x 1,000)	332,814		308,977	206,693	105,864	24,577	13,740

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.

See notes to financial statements.

The Fund	13

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Inflation Adjusted Securities Fund (the “fund”) is a separate diversified series of Dreyfus Investment Grade Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund.The fund’s investment objective is to seek returns that exceed the rate of inflation.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary ofThe Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.The fund is authorized to issue 500 million shares of $.001 par value Common Stock in each of the following classes of shares: Investor and Institutional. Investor Shares are subject to a Shareholder Services Plan fee. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC

14

registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The Fund	15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of Directors (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the proce-

16

dures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of January 31, 2013 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Mutual Funds	1,701,588	—	—	1,701,588
U.S. Treasury	—	382,547,140	—	382,547,140

At January 31, 2013, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least

The Fund	17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended January 31, 2013, The Bank of New York Mellon earned $22,080 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended January 31, 2013 were as follows:

Affiliated
Investment	Value			Value	Net
Company	7/31/2012 ($)	Purchases ($)	Sales ($)	1/31/2013 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	2,357,290	39,726,106	40,381,808	1,701,588.4

(d) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

18

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended January 31, 2013, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended July 31, 2012 remains subject to examination by the Internal Revenue Service and state taxing authorities

The tax character of distributions paid to shareholders during the fiscal year ended July 31, 2012 was as follows: ordinary income $9,811,278 and long-term capital gain $788,202.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $210 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 10, 2012, the unsecured credit facility with Citibank, N.A. was $225 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended January 31, 2013, the fund did not borrow under the Facilities.

The Fund	19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .30% of the value of the fund’s average daily net assets and is payable monthly.

(b) Under the Shareholder Services Plan, Investor shares pay the Distributor at an annual rate of .25% of the value of the average daily net assets of Investor Shares for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended January 31, 2013, Investor Shares were charged $75,243 pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency services for the fund and cash management services related to fund subscriptions and redemptions. During the period ended January 31, 2013, the fund was charged $14,284 for transfer agency services and $463 for cash management services. Cash management fees were partially offset by earnings credits of $59. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During

20

the period ended January 31, 2013, the fund was charged $13,008 pursuant to the custody agreement.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing certain cash management services related to fund subscriptions and redemptions. During the period ended January 31, 2013, the fund was charged $331 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $5.

During the period ended January 31, 2013, the fund was charged $3,981 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $98,104, Shareholder Services Plan fees 11,813, custodian fees $10,400, Chief Compliance Officer fees $4,645 and transfer agency fees 8,120.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended January 31, 2013, amounted to $300,788,834 and $286,267,902, respectively.

At January 31, 2013, accumulated net unrealized appreciation on investments was $19,324,923, consisting of $20,480,719 gross unrealized appreciation and $1,155,796 gross unrealized depreciation.

At January 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund	21

For More Information

Telephone 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 E-mail Send your request to info@dreyfus.com Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Dreyfus
Intermediate
Term Income Fund

SEMIANNUAL REPORT January 31, 2013

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
23	Statement of Financial Futures
24	Statement of Assets and Liabilities
25	Statement of Operations
26	Statement of Changes in Net Assets
28	Financial Highlights
31	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus
Intermediate
Term Income Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Intermediate Term Income Fund, covering the six-month period from August 1, 2012, through January 31, 2013. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The search for higher yields amid historically low interest rates proved to be a major force in the performance of U.S. and global bond markets during the reporting period, even as the Federal Reserve Board and other central banks pumped liquidity into their financial systems. More specifically, low rates on U.S. Treasury securities drove investors to riskier market sectors, helping to support prices among corporate-backed securities, asset-backed securities, commercial mortgage-backed securities, and emerging-markets bonds. In addition, higher yielding bond market sectors were buoyed by gradually recovering U.S. and global economies as domestic employment trends improved, Europe avoided a collapse of its common currency, and China engineered an economic soft landing.

We currently expect the U.S. and global economies to be modestly stronger in 2013 relative to 2012, especially during the second half of the year. The U.S. economy seems likely to benefit from greater certainty regarding U.S. tax and fiscal policies, the resumption of postponed spending by businesses, and a continued housing recovery. We encourage you to discuss the implications of our economic analysis with your financial advisor, who can help you align your investments with the year’s challenges and opportunities.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
February 15, 2013

DISCUSSION OF FUND PERFORMANCE

For the period of August 1, 2012, through January 31, 2013, as provided by David Horsfall and David Bowser, CFA, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended January 31, 2013, Dreyfus IntermediateTerm Income Fund’s Class A shares produced a total return of 1.92%, Class C shares returned 1.54% and Class I shares returned 2.02%.1 In comparison, the fund’s benchmark, the Barclays U.S.Aggregate Bond Index, achieved a total return of -0.29% for the same period.2

With interest rates anchored by the Federal Reserve Board’s (the “Fed”) historically low target for the overnight federal funds rate, income-oriented investors continued to seek higher yields from riskier market sectors over the reporting period.The fund produced higher returns than its benchmark, primarily due to its emphasis on better performing corporate bonds, asset-backed securities and commercial mortgage-backed securities.

The Fund’s Investment Approach

The fund seeks to maximize total return, consisting of capital appreciation and current income.To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities of U.S. and foreign issuers rated at least investment grade or the unrated equivalent as determined by Dreyfus. These securities include: U.S. government bonds and notes, corporate bonds, municipal bonds, convertible securities, preferred stocks, inflation-indexed securities, asset-backed securities, mortgage-related securities (including CMOs) and foreign bonds.Typically, the fund can be expected to have an average effective maturity ranging between five and 10 years, and an average effective duration ranging between three and eight years. For additional yield, the fund may invest up to 20% of its assets in fixed income securities rated below investment grade (“high yield” or “junk bonds”) to as low as Caa/CCC or the unrated equivalent as determined by Dreyfus. The fund will focus primarily on U.S. securities but may invest up to 30% of its total assets in fixed income securities of foreign issuers, including those of issuers in emerging markets.

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

Accommodative Monetary Policy Kept Rates Low

The reporting period began in the midst of rebounding financial markets as concerns eased regarding sluggish U.S. employment trends and the European financial crisis. Indeed, improving U.S. economic data, quantitative easing by Europe’s policymakers, and less restrictive monetary and fiscal policies in key emerging markets boosted economic sentiment, prompting many investors to turn away from traditional safe havens and toward riskier assets.

While yields of U.S. government securities typically would be expected to rise under these conditions, they remained low due to aggressively accommodative monetary policy initiatives from central banks worldwide, including the Fed’s Operation Twist, which sought to reduce long-term interest rates through sales of short-term U.S.Treasury securities and purchases of long-term bonds. Meanwhile, an improving business environment buoyed prices of corporate- and asset-backed securities, reducing yield differences along the market’s credit-quality spectrum.

In September, the Fed announced that it would take additional steps to stimulate employment growth through a new, open-ended round of quantitative easing involving purchases of up to $40 billion of mortgage-backed securities per month. This program supported bond prices through the reporting period’s end, and it helped mitigate the impact of uncertainty stemming from an ongoing, contentious political debate regarding U.S. fiscal policy.

Security Selection Strategy Produced Positive Results

The fund’s relative performance was bolstered by overweighted exposure to higher yielding market sectors. Among corporate bonds, the fund achieved particularly robust results from the financials sector as well as bonds with ratings at the bottom of the investment-grade range.The fund also received relatively robust results from overweighted positions in asset-backed securities and commercial mortgage-backed securities. Although residential mortgage-backed securities lagged market averages due to rising prepayment risks, the fund benefited from its emphasis on lower coupon mortgages that are less likely to be refinanced. The fund’s holdings of European sovereign bonds, which are not represented in the benchmark, also helped bolster its relative performance.The fund especially benefited from rebounds among bonds issued by Italy, Spain and Ireland.

Our interest rate strategies also produced positive results. A modestly short average duration helped cushion the effects of a mild rise in intermediate-term interest rates over the final months of 2012 as economic conditions improved and investors increasingly turned to riskier market sectors.

The fund successfully employed interest-rate futures to set its duration positioning, and it used currency forward contracts to hedge currency-related risks in its sovereign bond positions. In addition, currency forward contracts enabled the fund to profit from positions in the Mexican peso and South African rand.

Positioned for Further Economic Improvement

Although we are aware that the U.S. economy remains vulnerable to a number of head-winds, including the ongoing European financial crisis and concerns about U.S. fiscal policies, recent economic data suggests that interest rates have little room for further declines.Therefore, we have retained the fund’s relatively short duration posture, and we have continued to seek income opportunities from higher yielding market sectors.

February 15, 2013

Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity. Investing internationally involves special risk, including changes in currency exchange rates, political, economic and social instability, a lack of comprehensive company information, differing auditing and legal standards, and less market liquidity.The fixed income securities of issuers located in emerging markets can be more volatile and less liquid than those of issuers in more mature economies.

The fund may use derivative instruments, such as options, futures and options on futures, forward contracts, swaps (including credit default swaps on corporate bonds and asset-backed securities), options on swaps and other credit derivatives.A small investment in derivatives could have a potentially large impact on the fund’s performance.The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2 SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.
The Barclays U.S.Aggregate Bond Index is a widely accepted, unmanaged total return index of corporate, U.S.
government and U.S. government agency debt instruments, mortgage-backed securities and asset-backed securities with an average maturity of 1-10 years. Investors cannot invest directly in any index.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Intermediate Term Income Fund from August 1, 2012 to January 31, 2013. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended January 31, 2013

	Class A	Class C	Class I
Expenses paid per $1,000†	$4.38	$8.13	$3.36
Ending value (after expenses)	$1,019.20	$1,015.40	$1,020.20

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended January 31, 2013

	Class A	Class C	Class I
Expenses paid per $1,000†	$4.38	$8.13	$3.36
Ending value (after expenses)	$1,020.87	$1,017.14	$1,021.88

† Expenses are equal to the fund’s annualized expense ratio of .86% for Class A, 1.60% for Class C and .66%
for Class I, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

January 31, 2013 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes—120.0%	Rate (%)	Date	Amount ($)[a]		Value ($)
Asset-Backed Ctfs./
Auto Receivables—5.4%
Americredit Automobile Receivables
Trust, Ser. 2013-1, Cl. D	2.09	2/8/19	4,275,000		4,260,914
AmeriCredit Automobile Receivables
Trust, Ser. 2012-5, Cl. D	2.35	12/10/18	2,190,000		2,181,947
AmeriCredit Automobile Receivables
Trust, Ser. 2012-1, Cl. C	2.67	1/8/18	2,410,000		2,512,942
Americredit Automobile Receivables
Trust, Ser. 2012-4, Cl. D	2.68	10/9/18	2,970,000		3,049,060
AmeriCredit Automobile Receivables
Trust, Ser. 2012-1, Cl. D	4.72	3/8/18	5,965,000		6,507,394
AmeriCredit Automobile Receivables
Trust, Ser. 2011-5, Cl. D	5.05	12/8/17	6,895,000		7,526,544
Capital Auto Receivables Asset
Trust, Ser. 2013-1, Cl. D	2.19	9/20/21	2,240,000		2,230,663
CarMax Auto Owner Trust,
Ser. 2010-1, Cl. B	3.75	12/15/15	1,180,000		1,218,860
CarMax Auto Owner Trust,
Ser. 2010-2, Cl. B	3.96	6/15/16	140,000		146,354
Santander Drive Auto Receivables
Trust, Ser. 2010-2, Cl. B	2.24	12/15/14	1,682,000		1,691,074
Santander Drive Auto Receivables
Trust, Ser. 2013-1, Cl. D	2.27	1/15/19	2,935,000		2,926,302
Santander Drive Auto Receivables
Trust, Ser. 2012-6, Cl. D	2.52	9/17/18	3,980,000		4,033,022
Santander Drive Auto Receivables
Trust, Ser. 2012-5, Cl. C	2.70	8/15/18	4,545,000		4,742,023
Santander Drive Auto Receivables
Trust, Ser. 2010-B, Cl. C	3.02	10/17/16	4,495,000	[b]	4,577,584
Santander Drive Auto Receivables
Trust, Ser. 2010-3, Cl. C	3.06	11/15/17	405,000		419,021
Santander Drive Auto Receivables
Trust, Ser. 2011-1, Cl. C	3.11	5/16/16	6,860,000		7,078,371
Santander Drive Auto Receivables
Trust, Ser. 2012-2, Cl. C	3.20	2/15/18	540,000		562,668
Santander Drive Auto Receivables
Trust, Ser. 2012-3, Cl. D	3.64	5/15/18	4,255,000		4,465,722
Santander Drive Auto Receivables
Trust, Ser. 2012-1, Cl. C	3.78	11/15/17	1,415,000		1,491,153

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Asset-Backed Ctfs./
Auto Receivables (continued)
Santander Drive Auto Receivables
Trust, Ser. 2011-3, Cl. D	4.23	5/15/17	2,775,000		2,946,707
Santander Drive Auto Receivables
Trust, Ser. 2011-4, Cl. D	4.74	9/15/17	3,235,000		3,464,208
					68,032,533
Asset-Backed Ctfs./
Home Equity Loans—.2%
Ameriquest Mortgage Securities,
Ser. 2003-11, Cl. AF6	5.64	12/25/33	419,852	[c]	428,484
Citigroup Mortgage Loan Trust,
Ser. 2005-WF1, Cl. A5	5.01	11/25/34	1,814,488	[c]	1,818,402
					2,246,886
Asset-Backed Ctfs./
Manufactured Housing—.1%
Origen Manufactured Housing
Contract Trust, Ser. 2005-B,
Cl. M2	6.48	1/15/37	1,450,115		1,492,757
Casinos—.2%
Ameristar Casinos,
Gtd. Notes	7.50	4/15/21	2,750,000		3,004,375
Commercial Mortgage
Pass-Through Ctfs.—4.5%
American Tower Trust,
Ser. 2007-1A, Cl. D	5.96	4/15/37	630,000	[b]	642,496
American Tower Trust,
Ser. 2007-1A, Cl. F	6.64	4/15/37	1,280,000	[b]	1,305,009
Bear Stearns Commercial Mortgage
Securities Trust,
Ser. 2006-PW13, Cl. A3	5.52	9/11/41	35,000		36,107
Citigroup Commercial Mortgage
Trust, Ser. 2012-GC8, Cl. A4	3.02	9/10/45	5,395,000		5,592,233
CS First Boston Commercial
Mortgage Trust, Ser. 2005-C4,
Cl. AAB	5.07	8/15/38	84,801	[c]	84,695
GS Mortgage Securities Corporation
II Trust, Ser. 2007-EOP, Cl. B	1.73	3/6/20	4,595,000	[b,c]	4,609,750
GS Mortgage Securities Corporation
II Trust, Ser. 2007-EOP, Cl. E	2.48	3/6/20	1,730,000	[b,c]	1,740,042

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Commercial Mortgage
Pass-Through Ctfs. (continued)
GS Mortgage Securities Corporation
II Trust, Ser. 2007-EOP, Cl. F	2.63	3/6/20	5,680,000	[b,c]	5,714,387
GS Mortgage Securities Corporation
II Trust, Ser. 2007-EOP, Cl. G	2.79	3/6/20	3,110,000	[b,c]	3,129,604
GS Mortgage Securities Corporation
II Trust, Ser. 2007-EOP, Cl. H	3.30	3/6/20	25,000	[b,c]	25,195
GS Mortgage Securities Corporation
II Trust, Ser. 2007-EOP, Cl. K	4.80	3/6/20	3,030,000	[b,c]	3,063,127
GS Mortgage Securities Corporation
II Trust, Ser. 2007-EOP, Cl. L	5.46	3/6/20	6,725,000	[b,c]	6,805,707
JP Morgan Chase Commercial
Mortgage Securities Trust,
Ser. 2011-C3, Cl. A4	4.72	2/15/46	6,410,000	[b]	7,494,223
JP Morgan Chase Commercial
Mortgage Securities Trust,
Ser. 2007-CB20, Cl. AM	5.88	2/12/51	3,385,000	[c]	3,945,170
JP Morgan Chase Commercial
Mortgage Securities Trust,
Ser. 2009-IWST, Cl. C	7.45	12/5/27	5,455,000	[b,c]	6,761,175
Morgan Stanley Bank of America
Merrill Lynch Trust,
Ser. 2013-C7, Cl. A4	2.92	2/15/46	3,140,000		3,234,169
Morgan Stanley Capital I Trust,
Ser. 2006-IQ12, Cl. AAB	5.33	12/15/43	76,421		78,008
Morgan Stanley Dean Witter Capital
I Trust, Ser. 2001-TOP3, Cl. A4	6.39	7/15/33	1,310		1,313
TIAA Seasoned Commercial Mortgage
Trust, Ser. 2007-C4, Cl. A3	5.55	8/15/39	441,504	[c]	466,301
Wachovia Bank Commercial Mortgage
Trust, Ser. 2005-C16, Cl. A2	4.38	10/15/41	37,378		37,364
WFRBS Commercial Mortgage Trust,
Ser. 2011-C5, Cl. A4	3.67	11/15/44	2,085,000		2,283,262
					57,049,337
Consumer Discretionary—3.8%
AutoZone,
Sr. Unscd. Notes	3.70	4/15/22	2,610,000		2,698,458
Cablevision Systems,
Sr. Unscd. Notes	7.75	4/15/18	2,890,000		3,258,475

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Consumer Discretionary (continued)
Cox Communications,
Sr. Unscd. Notes	6.25	6/1/18	4,110,000	[b]	5,002,203
Dish DBS,
Gtd. Notes	5.88	7/15/22	3,160,000		3,373,300
Ford Motor Credit,
Sr. Unscd. Notes	4.21	4/15/16	3,725,000		3,967,483
Ford Motor Credit,
Sr. Unscd. Notes	5.00	5/15/18	6,595,000		7,246,546
Hanesbrands,
Gtd. Notes	6.38	12/15/20	3,263,000		3,548,512
Hyundai Capital Services,
Sr. Unscd. Notes	4.38	7/27/16	1,700,000	[b]	1,827,332
Pearson Dollar Finance Two,
Gtd. Notes	6.25	5/6/18	1,320,000	[b]	1,583,304
Staples,
Sr. Unscd. Notes	2.75	1/12/18	6,640,000		6,674,003
TCI Communications,
Sr. Unscd. Debs	7.88	2/15/26	355,000		485,305
Time Warner
Gtd. Debs	6.10	7/15/40	1,265,000		1,501,522
Time Warner,
Gtd. Notes	3.40	6/15/22	3,185,000		3,272,486
Unitymedia Hessen,
Sr. Scd. Notes	5.50	1/15/23	3,380,000	[b]	3,464,500
					47,903,429
Consumer Staples—1.7%
ConAgra Foods,
Sr. Unscd. Notes	4.65	1/25/43	1,395,000		1,401,905
CVS Pass-Through Trust,
Pass Thru Certificates Notes	8.35	7/10/31	7,646,957	[b]	10,422,841
Mondelez International,
Sr. Unscd. Notes	6.88	2/1/38	3,075,000		4,091,494
Pernod-Ricard,
Sr. Unscd. Notes	4.25	7/15/22	3,225,000	[b]	3,469,107
Walgreen,
Sr. Unscd. Notes	1.00	3/13/15	2,360,000		2,362,546
					21,747,893

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Energy—3.8%
Anadarko Petroleum,
Sr. Unscd. Notes	6.38	9/15/17	5,750,000		6,820,058
CNOOC Finance (2012),
Gtd. Notes	3.88	5/2/22	2,775,000	[b]	2,898,848
Continental Resources,
Gtd. Notes	5.00	9/15/22	3,465,000		3,707,550
Energy Transfer Partners,
Sr. Unscd. Notes	5.15	2/1/43	3,815,000		3,792,347
Enterprise Products Operating,
Gtd. Notes	4.45	2/15/43	2,945,000		2,809,368
Enterprise Products Operating,
Gtd. Notes	5.95	2/1/41	2,475,000		2,860,603
Hess,
Sr. Unscd. Notes	5.60	2/15/41	1,810,000		1,919,219
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	6.55	9/15/40	3,560,000		4,302,420
MEG Energy,
Gtd. Notes	6.38	1/30/23	3,225,000	[b]	3,378,188
Pemex Project Funding Master
Trust, Gtd. Bonds	6.63	6/15/35	3,475,000		4,213,437
Petrobras International Finance,
Gtd. Notes	5.38	1/27/21	1,795,000		1,975,609
Petrobras International Finance,
Gtd. Notes	6.75	1/27/41	1,515,000		1,778,334
Petroleos Mexicanos,
Gtd. Notes	4.88	1/24/22	1,350,000		1,490,062
Unit,
Gtd. Notes	6.63	5/15/21	3,250,000		3,388,125
Williams Partners,
Sr. Unscd. Notes	3.35	8/15/22	1,870,000		1,860,923
Williams Partners,
Sr. Unscd. Notes	6.30	4/15/40	920,000		1,090,657
					48,285,748
Financial—17.5%
AIG SunAmerica
Global Financing X,
Sr. Scd. Notes	6.90	3/15/32	1,175,000	[b]	1,573,589

The Fund	11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Financial (continued)
Ally Financial,
Gtd. Notes	4.63	6/26/15	5,975,000		6,278,160
Ally Financial,
Gtd. Notes	5.50	2/15/17	6,615,000		7,143,816
Ameriprise Financial,
Jr. Sub. Notes	7.52	6/1/66	4,051,000	[c]	4,567,502
AON,
Gtd. Notes	3.50	9/30/15	2,620,000		2,756,091
Bangkok Bank,
Sr. Unscd. Notes	3.88	9/27/22	3,195,000	[b]	3,285,850
Bank of America,
Sr. Unscd. Notes	5.00	5/13/21	7,225,000		8,096,364
Bank of America,
Sr. Unscd. Notes	5.63	7/1/20	150,000		174,239
Bank of America,
Sr. Unscd. Notes	5.70	1/24/22	4,355,000		5,116,363
BBVA US Senior,
Bank Gtd. Notes	4.66	10/9/15	9,635,000		9,950,026
Boston Properties,
Sr. Unscd. Notes	3.70	11/15/18	1,540,000		1,677,453
Cincinnati Financial,
Sr. Unscd. Notes	6.13	11/1/34	1,797,000		2,039,958
Cincinnati Financial,
Sr. Unscd. Debs	6.92	5/15/28	1,331,000		1,655,370
CIT Group,
Sr. Unscd. Notes	5.00	5/15/17	2,930,000		3,142,425
CIT Group,
Sr. Unscd. Notes	5.00	8/15/22	1,710,000		1,814,455
Citigroup,
Sr. Unscd. Notes	4.50	1/14/22	2,915,000	[d]	3,198,099
Citigroup,
Sr. Unscd. Notes	5.38	8/9/20	5,855,000		6,852,587
Citigroup,
Sr. Unscd. Notes	5.88	1/30/42	1,835,000		2,214,535
DDR,
Sr. Unscd. Notes	4.75	4/15/18	3,410,000		3,774,976
Discover Financial Services,
Sr. Unscd. Notes	5.20	4/27/22	6,400,000		7,262,138

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Financial (continued)
Duke Realty,
Sr. Unscd. Notes	8.25	8/15/19	2,305,000		2,995,762
EPR Properties,
Gtd. Notes	5.75	8/15/22	3,450,000		3,637,721
Federal Realty Investment Trust,
Sr. Unscd. Notes	5.40	12/1/13	1,525,000		1,583,154
Federal Realty Investment Trust,
Sr. Unscd. Bonds	5.65	6/1/16	550,000		622,178
Federal Realty Investment Trust,
Sr. Unscd. Notes	6.20	1/15/17	145,000		168,963
General Electric Capital,
Sr. Unscd. Notes	2.30	4/27/17	5,425,000		5,593,750
General Electric Capital,
Sr. Unscd. Notes	6.88	1/10/39	3,455,000		4,556,091
Genworth Financial,
Sr. Unscd. Notes	7.20	2/15/21	905,000		1,066,495
Genworth Financial,
Sr. Unscd. Notes	7.70	6/15/20	1,395,000	[d]	1,674,399
Goldman Sachs Group,
Sr. Unscd. Notes	5.25	7/27/21	3,615,000		4,089,747
Goldman Sachs Group,
Sr. Unscd. Notes	5.75	1/24/22	1,975,000		2,306,251
Hanover Insurance Group,
Sr. Unscd. Notes	7.63	10/15/25	1,745,000		1,993,769
Hartford Financial Services Group,
Sr. Unscd. Notes	5.13	4/15/22	645,000		730,013
Health Care REIT,
Sr. Unscd. Notes	5.13	3/15/43	3,985,000		3,944,983
Healthcare Realty Trust,
Sr. Unscd. Notes	5.13	4/1/14	3,000,000		3,129,894
HSBC Holdings,
Sr. Unscd. Notes	4.00	3/30/22	4,585,000		4,892,653
International Lease Finance,
Sr. Unscd. Notes	5.75	5/15/16	3,285,000		3,550,461
International Lease Finance,
Sr. Unscd. Notes	6.63	11/15/13	3,310,000		3,442,400
Intesa Sanpaolo,
Unscd. Notes	3.88	1/16/18	3,370,000		3,315,999

The Fund	13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Financial (continued)
Intesa Sanpaolo,
Sr. Unscd. Notes	6.50	2/24/21	4,080,000	[b,d]	4,375,306
JPMorgan Chase & Co.,
Sr. Unscd. Notes	4.35	8/15/21	4,125,000		4,518,480
JPMorgan Chase & Co.,
Sr. Unscd. Notes	6.00	1/15/18	2,055,000		2,443,644
Liberty Mutual Group,
Gtd. Notes	6.50	5/1/42	1,475,000	[b]	1,655,742
Merrill Lynch & Co.,
Sub. Notes	5.70	5/2/17	1,025,000		1,133,673
Merrill Lynch & Co.,
Sr. Unscd. Notes	6.40	8/28/17	50,000		58,628
Morgan Stanley,
Sr. Unscd. Notes	5.50	7/28/21	3,215,000		3,625,437
Morgan Stanley,
Sr. Unscd. Notes	5.55	4/27/17	3,720,000		4,150,676
Nisource Capital Markets,
Sr. Unscd. Notes	7.86	3/27/17	105,000		121,475
Pacific LifeCorp,
Sr. Unscd. Notes	5.13	1/30/43	5,090,000	[b]	4,957,487
Prudential Financial,
Notes	5.38	6/21/20	5,655,000		6,602,948
Prudential Financial,
Jr. Sub. Notes	5.88	9/15/42	4,350,000	[c]	4,578,375
Prudential Financial,
Sr. Unscd. Notes	6.20	11/15/40	5,000		5,938
Rabobank Nederland,
Bank Gtd. Notes	3.95	11/9/22	3,595,000		3,603,506
Regency Centers,
Gtd. Notes	5.25	8/1/15	1,964,000		2,145,536
Regency Centers,
Gtd. Notes	5.88	6/15/17	210,000		241,381
Royal Bank of Scotland Group,
Sr. Unscd. Notes	2.55	9/18/15	3,770,000		3,889,468
Royal Bank of Scotland,
Sub. Notes	9.50	3/16/22	5,995,000	[c]	7,107,750

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Financial (continued)
Santander US Debt,
Bank Gtd. Notes		3.72	1/20/15	6,685,000	[b]	6,784,600
Standard Chartered,
Sub. Notes		3.95	1/11/23	7,155,000	[b]	7,062,235
WEA Finance,
Gtd. Notes		7.13	4/15/18	3,490,000	[b]	4,293,147
WEA Finance,
Gtd. Notes		7.50	6/2/14	245,000	[b]	265,533
Willis North America,
Gtd. Notes		6.20	3/28/17	4,475,000		5,097,311
Willis North America,
Gtd. Notes		7.00	9/29/19	4,790,000		5,570,018
						220,156,973
Foreign/
Governmental—7.3%
Corporacion
Andina de Fomento,
Sr. Unscd. Notes		3.75	1/15/16	3,845,000		4,074,873
Indonesia Eximbank,
Sr. Unscd. Notes		3.75	4/26/17	3,070,000	[d]	3,232,609
Irish Government,
Unscd. Bonds	EUR	5.50	10/18/17	4,540,000		6,852,639
Italian Government,
Unscd. Bonds	EUR	4.75	6/1/17	13,150,000		19,152,445
Korea Finance,
Sr. Unscd. Notes		2.25	8/7/17	4,610,000		4,666,569
Portuguese Government,
Sr. Unscd. Bonds	EUR	4.35	10/16/17	2,860,000		3,805,133
Portuguese Government,
Sr. Unscd. Bonds	EUR	4.45	6/15/18	2,510,000		3,280,235
Province of Quebec Canada,
Unscd. Notes		4.60	5/26/15	3,380,000		3,698,078
Republic of Korea,
Sr. Unscd. Notes		7.13	4/16/19	1,860,000		2,403,529
South African Government,
Bonds, Ser. R209	ZAR	6.25	3/31/36	72,035,000		6,448,501

The Fund	15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Foreign/
Governmental (continued)
Spanish Government,
Sr. Unscd. Bonds	EUR	5.50	7/30/17	23,310,000		34,027,681
						91,642,292
Health Care—.5%
Actavis,
Sr. Unscd. Notes		4.63	10/1/42	1,690,000		1,696,922
DaVita HealthCare Partners,
Gtd. Notes		5.75	8/15/22	645,000		680,475
WellPoint,
Sr. Unscd. Notes		1.25	9/10/15	4,355,000		4,389,775
						6,767,172
Industrial—1.1%
Bombardier,
Sr. Notes		6.13	1/15/23	3,490,000	[b]	3,568,525
ERAC USA Finance,
Gtd. Notes		6.38	10/15/17	2,995,000	[b]	3,603,524
Waste Management,
Gtd. Notes		7.00	7/15/28	2,351,000		3,187,218
Waste Management,
Gtd. Notes		7.75	5/15/32	2,000,000		2,796,536
						13,155,803
Information Technology—.4%
Hewlett-Packard,
Sr. Unscd. Notes		4.30	6/1/21	1,195,000		1,177,681
Xerox,
Sr. Unscd. Notes		5.63	12/15/19	3,000,000		3,388,254
						4,565,935
Materials—2.1%
ArcelorMittal,
Sr. Unscd. Notes		6.75	2/25/22	3,320,000	[c,d]	3,657,541
Ardagh Packaging Finance,
Sr. Scd. Notes		7.38	10/15/17	2,950,000	[b]	3,256,062
Dow Chemical,
Sr. Unscd. Notes		2.50	2/15/16	190,000		197,588
Dow Chemical,
Sr. Unscd. Notes		4.13	11/15/21	3,550,000		3,840,181

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Materials (continued)
Sealed Air,
Gtd. Notes		6.50	12/1/20	2,640,000	[b]	2,930,400
Smurfit Kappa Acquisitions,
Sr. Scd. Notes		4.88	9/15/18	1,250,000	[b]	1,293,750
Smurfit Kappa Acquisitions,
Sr. Scd. Notes	EUR	5.13	9/15/18	1,350,000	[b,d]	1,918,071
Teck Resources,
Gtd. Notes		6.25	7/15/41	2,470,000		2,793,259
Vale Overseas,
Gtd. Notes		4.38	1/11/22	3,240,000		3,362,628
Vale,
Sr. Unscd. Notes		5.63	9/11/42	3,090,000		3,164,129
						26,413,609
Municipal Bonds—.8%
California,
GO (Build America Bonds)		7.30	10/1/39	3,705,000		5,216,862
New York City,
GO (Build America Bonds)		5.99	12/1/36	3,830,000		4,747,553
						9,964,415
Residential Mortgage
Pass-Through Ctfs.—.2%
CS First Boston Commercial
Mortgage Trust, Ser. 2004-7,
Cl. 6A1		5.25	10/25/19	238,326		242,254
Impac CMB Trust,
Ser. 2005-8, Cl. 2M2		0.95	2/25/36	1,413,199	[c]	1,328,893
Impac CMB Trust,
Ser. 2005-8, Cl. 2M3		1.70	2/25/36	1,142,918	[c]	1,075,475
Prudential Home Mortgage
Securities, Ser. 1994-A, Cl. 5B		6.73	4/28/24	709	[c]	507
Residential Funding Mortgage
Securities I Trust,
Ser. 2004-S3, Cl. M1		4.75	3/25/19	338,681		320,030
						2,967,159
Telecommunications—1.2%
Cellco Partnership/Verizon
Wireless Capital, Sr. Unscd. Notes		8.50	11/15/18	2,165,000		2,938,044

The Fund	17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Telecommunications (continued)
Digicel Group,
Sr. Unscd. Notes	8.25	9/30/20	2,870,000 [b]		3,214,400
Telecom Italia Capital,
Gtd. Notes	7.20	7/18/36	3,440,000		3,674,243
Telefonica Emisiones,
Gtd. Notes	5.46	2/16/21	5,050,000		5,480,654
					15,307,341
U.S. Government Agencies—4.0%
Federal National Mortgage
Association, Notes	1.55	10/29/19	12,425,000 [e]		12,399,380
Federal National Mortgage
Association, Notes	1.55	10/29/19	12,770,000 [e]		12,677,188
Federal National Mortgage
Association, Notes	1.70	10/4/19	12,940,000 [e]		12,937,360
Federal National Mortgage
Association, Notes	1.70	11/13/19	12,425,000 [e]		12,425,572
Small Business Administration
Participation Ctfs., Gov’t
Gtd. Debs., Ser. 97-J	6.55	10/1/17	91,306		98,556
					50,538,056
U.S. Government Agencies/
Mortgage-Backed—25.5%
Federal Home Loan Mortgage Corp.:
4.00%			31,915,000	[e,f]	33,844,859
5.00%, 10/1/18—9/1/40			1,348,153	[e]	1,493,712
5.50%, 11/1/22—5/1/40			5,657,245	[e]	6,139,995
6.00%, 7/1/17—12/1/37			2,150,647	[e]	2,373,328
6.50%, 3/1/14—3/1/32			228,102	[e]	262,453
7.00%, 11/1/31			96,963	[e]	113,883
7.50%, 12/1/25—1/1/31			23,968	[e]	26,910
8.00%, 10/1/19—1/1/28			8,307	[e]	9,632
8.50%, 7/1/30			509	[e]	636
Multiclass Mortgage Participation
Ctfs., REMIC, Ser. 2586, Cl. WE,
4.00%, 12/15/32			592,325	[e]	601,832
Multiclass Mortgage Participation
Ctfs., REMIC, Ser. 51, Cl. E,
10.00%, 7/15/20			73,996	[e]	74,570

	Principal
Bonds and Notes (continued)	Amount ($)		Value ($)
U.S. Government Agencies/
Mortgage-Backed (continued)
Federal National Mortgage Association:
2.50%	11,620,000	[e,f]	12,033,963
3.00%	77,540,000	[e,f]	80,259,566
3.50%	92,540,000	[e,f]	97,615,236
4.00%	26,615,000	[e,f]	28,295,072
5.00%	29,325,000	[e,f]	31,661,842
4.50%, 11/1/14	1,684	[e]	1,810
5.00%, 5/1/18—9/1/40	4,245,578	[e]	4,673,000
5.50%, 8/1/22—8/1/40	14,632,439	[e]	16,058,095
6.00%, 1/1/19—1/1/38	2,013,833	[e]	2,212,285
6.50%, 3/1/26—10/1/32	83,243	[e]	95,789
7.00%, 9/1/14—7/1/32	49,479	[e]	57,111
7.50%, 10/1/15—3/1/31	13,380	[e]	14,894
8.00%, 5/1/13—3/1/31	17,522	[e]	20,242
Pass-Through Ctfs., REMIC
Ser. 1988-16, Cl. B, 9.50%, 6/25/18	45,156	[e]	50,272
Government National Mortgage Association I:
5.50%, 4/15/33	1,638,784		1,822,675
6.50%, 4/15/28—9/15/32	47,325		55,470
7.00%, 12/15/26—9/15/31	15,229		18,143
7.50%, 12/15/26—11/15/30	4,963		5,185
8.00%, 5/15/26—10/15/30	16,828		18,409
8.50%, 4/15/25	3,964		4,813
9.00%, 10/15/27	8,988		9,257
9.50%, 2/15/25	2,464		2,827
9.50%, 11/15/17	54,272		58,210
Government National Mortgage Association II:
6.50%, 2/20/31—7/20/31	95,455		111,993
7.00%, 11/20/29	299		357
			320,098,326
U.S. Government Securities—37.3%
U.S. Treasury Bonds:
3.88%, 8/15/40	42,475,000	[d]	48,912,638
4.63%, 2/15/40	1,475,000	[d]	1,913,121
6.13%, 11/15/27	2,410,000		3,481,320
U.S. Treasury Notes:
0.13%, 7/31/14	38,035,000	[d]	37,987,456
0.63%, 2/28/13	73,610,000		73,650,265

The Fund	19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
U.S. Government
Securities (continued)
U.S. Treasury Notes (continued):
0.75%, 3/31/13			155,130,000		155,317,862
1.75%, 5/31/16			7,560,000		7,877,165
2.13%, 5/31/15			35,800,000	[d]	37,304,710
2.38%, 7/31/17			68,035,000	[d]	72,893,107
2.50%, 3/31/13			26,700,000		26,806,400
3.88%, 2/15/13			2,815,000	[d]	2,819,400
					468,963,444
Utilities—2.4%
Calpine,
Sr. Scd. Notes	7.88	1/15/23	734,000	[b]	814,740
Cleveland
Electric Illuminating,
Sr. Unscd. Notes	5.70	4/1/17	910,000		1,032,423
Commonwealth Edison,
First Mortgage Bonds	6.15	9/15/17	60,000		72,156
Consolidated
Edison of New York,
Sr. Unscd. Debs., Ser. 06-D	5.30	12/1/16	675,000		780,022
Electricite de France,
Sub. Notes	5.25	1/29/49	5,815,000	[b,c]	5,701,375
Enel Finance International,
Gtd. Notes	6.25	9/15/17	5,673,000	[b]	6,355,604
Exelon Generation,
Sr. Unscd. Notes	5.20	10/1/19	2,200,000		2,491,799
Exelon Generation,
Sr. Unscd. Notes	6.25	10/1/39	355,000		407,337
Nevada Power,
Mortgage Notes, Ser. R	6.75	7/1/37	395,000		541,171
Nisource Finance,
Gtd. Notes	4.45	12/1/21	3,295,000		3,604,219
Sempra Energy,
Sr. Unscd. Notes	6.50	6/1/16	3,060,000		3,577,957

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Utilities (continued)
Sierra Pacific Power,
Mortgage Notes, Ser. P		6.75	7/1/37	550,000		738,239
Techem,
Sr. Scd. Notes	EUR	6.13	10/1/19	2,510,000	[b]	3,629,581
						29,746,623
Total Bonds and Notes
(cost $1,465,788,047)						1,510,050,106

Preferred Stocks—.5%				Shares		Value ($)
Financial
General Electric Capital,
Non-Cum, Perpetual, Ser. B, $6.25
(cost $6,400,000)				64,000	[c]	7,016,403
				Face Amount
				Covered by
Options Purchased—.0%				Contracts ($)		Value ($)
Call Options
10-Year USD LIBOR-BBA,
February 2013 @ $1.75
(cost $348,492)				27,120,000	[g]	6,313
				Principal
Short-Term Investments—.3%				Amount ($)		Value ($)
U.S. Treasury Bills;
0.10%, 2/7/13
(cost $3,379,949)				3,380,000	[h]	3,379,986

Other Investment—1.9%				Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $23,470,251)				23,470,251	[i]	23,470,251

The Fund	21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral
for Securities Loaned—.8%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $9,941,351)	9,941,351 [i]	9,941,351
Total Investments (cost $1,509,328,090)	123.5%	1,553,864,410
Liabilities, Less Cash and Receivables	(23.5%)	(296,077,336)
Net Assets	100.0%	1,257,787,074

BBA—British Bankers Association
GO—General Obligation
LIBOR—London Interbank Offered Rate
REIT—Real Estate Investment Trust
REMIC—Real Estate Mortgage Investment Conduit
USD—U.S. Dollar

a Principal amount stated in U.S. Dollars unless otherwise noted.
EUR—Euro
ZAR—South African Rand
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At January 31, 2013, these securities were valued at $148,454,143 or 11.8% of net assets.
c Variable rate security—interest rate subject to periodic change.
d Security, or portion thereof, on loan.At January 31, 2013, the value of the fund’s securities on loan was
$201,493,338 and the value of the collateral held by the fund was $206,620,887, consisting of cash collateral of
$9,941,351 and U.S. Government and agency securities valued at $196,679,536.
e The Federal Housing Finance Agency (“FHFA”) placed Federal Home Loan Mortgage Corporation and Federal
National Mortgage Association into conservatorship with FHFA as the conservator.As such, the FHFA oversees the continuing affairs of these companies.
f Purchased on a forward commitment basis.
g Non-income producing security.
h Held by or on behalf of a counterparty for open financial futures positions.
i Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)	Value (%)
U.S. Government Agencies/		Short-Term/Money Market Investments	3.0
Mortgage-Backed	66.8	Municipal Bonds	.8
Corporate Bonds	34.7	Preferred Stocks	.5
Foreign/Governmental	7.3	Residential Mortgage-Backed	.2
Asset-Backed	5.7	Options Purchased	.0
Commercial Mortgage-Backed	4.5		123.5

† Based on net assets.
See notes to financial statements.

STATEMENT OF FINANCIAL FUTURES

January 31, 2013 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 1/31/2013 ($)
Financial Futures Long
Long Gilt	178	32,852,027	March 2013	(790,069)
Financial Futures Short
Euro-Bond	183	(35,258,727)	March 2013	671,880
U.S. Treasury 10 Year Notes	873	(114,608,531)	March 2013	1,551,609
Gross Unrealized
Appreciation				2,223,489
Gross Unrealized
Depreciation				(790,069)

See notes to financial statements.

The Fund	23

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2013 (Unaudited)

		Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $201,493,338)—Note 1(c):
Unaffiliated issuers		1,475,916,488	1,520,452,808
Affiliated issuers		33,411,602	33,411,602
Cash			38,088
Cash denominated in foreign currencies		675,673	690,532
Receivable for open mortgage dollar roll transactions—Note 4			57,923,457
Receivable for investment securities sold			11,146,384
Dividends, interest and securities lending receivable			9,745,777
Receivable for shares of Common Stock subscribed			177,009
Prepaid expenses			46,897
			1,633,632,554
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)			911,840
Payable for open mortgage dollar roll transactions—Note 4			346,212,296
Payable for investment securities purchased			15,362,174
Liability for securities on loan—Note 1(c)			9,941,351
Payable for shares of Common Stock redeemed			1,580,357
Unrealized depreciation on forward foreign
currency exchange contracts—Note 4			1,297,249
Payable for futures variation margin—Note 4			137,257
Accrued expenses			402,956
			375,845,480
Net Assets ($)			1,257,787,074
Composition of Net Assets ($):
Paid-in capital			1,214,858,229
Accumulated undistributed investment income—net			952,571
Accumulated net realized gain (loss) on investments			(2,757,788)
Accumulated net unrealized appreciation (depreciation) on investments, options transactions and foreign currency transactions (including
$1,433,420 net unrealized appreciation on financial futures)			44,734,062
Net Assets ($)			1,257,787,074

Net Asset Value Per Share
	Class A	Class C	Class I
Net Assets ($)	948,132,909	42,185,402	267,468,763
Shares Outstanding	67,481,652	3,002,470	19,043,579
Net Asset Value Per Share ($)	14.05	14.05	14.05

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended January 31, 2013 (Unaudited)

Investment Income ($):
Income:
Interest	14,948,851
Dividends;
Unaffiliated issuers	131,771
Affiliated issuers	8,391
Income from securities lending—Note 1(c)	86,778
Total Income	15,175,791
Expenses:
Management fee—Note 3(a)	2,559,445
Shareholder servicing costs—Note 3(c)	1,996,979
Distribution fees—Note 3(b)	163,611
Professional fees	55,801
Custodian fees—Note 3(c)	44,909
Prospectus and shareholders’ reports	43,843
Registration fees	36,154
Directors’ fees and expenses—Note 3(d)	13,553
Loan commitment fees—Note 2	3,956
Miscellaneous	42,958
Total Expenses	4,961,209
Less—reduction in fees due to earnings credits—Note 3(c)	(1,060)
Net Expenses	4,960,149
Investment Income—Net	10,215,642
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	15,503,151
Net realized gain (loss) on options transactions	441,174
Net realized gain (loss) on financial futures	(551,193)
Net realized gain (loss) on swap transactions	(352,560)
Net realized gain (loss) on forward foreign currency exchange contracts	(632,605)
Net Realized Gain (Loss)	14,407,967
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	(3,245,008)
Net unrealized appreciation (depreciation) on options transactions	(342,179)
Net unrealized appreciation (depreciation) on financial futures	1,430,857
Net unrealized appreciation (depreciation) on
forward foreign currency exchange transactions	(1,904,500)
Net Unrealized Appreciation (Depreciation)	(4,060,830)
Net Realized and Unrealized Gain (Loss) on Investments	10,347,137
Net Increase in Net Assets Resulting from Operations	20,562,779

See notes to financial statements.

The Fund	25

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	January 31, 2013	Year Ended
	(Unaudited)	July 31, 2012[a]
Operations ($):
Investment income—net	10,215,642	20,073,218
Net realized gain (loss) on investments	14,407,967	56,966,087
Net unrealized appreciation
(depreciation) on investments	(4,060,830)	1,971,412
Net Increase (Decrease) in Net Assets
Resulting from Operations	20,562,779	79,010,717
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(11,484,888)	(24,241,554)
Class B Shares	—	(31,151)
Class C Shares	(345,195)	(690,147)
Class I Shares	(1,355,862)	(1,519,897)
Net realized gain on investments:
Class A Shares	(9,121,682)	—
Class C Shares	(405,880)	—
Class I Shares	(940,415)	—
Total Dividends	(23,653,922)	(26,482,749)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	55,346,028	171,064,546
Class B Shares	—	44,521
Class C Shares	2,235,781	8,374,236
Class I Shares	27,384,446	77,838,952
Net assets received in connection
with reorganization—Note 1	172,875,697	—
Dividends reinvested:
Class A Shares	18,465,186	21,511,901
Class B Shares	—	22,619
Class C Shares	525,331	475,791
Class I Shares	1,815,251	1,187,030
Cost of shares redeemed:
Class A Shares	(114,482,268)	(359,737,664)
Class B Shares	—	(4,016,237)
Class C Shares	(3,936,610)	(8,375,469)
Class I Shares	(23,618,484)	(17,792,480)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	136,610,358	(109,402,254)
Total Increase (Decrease) in Net Assets	133,519,215	(56,874,286)
Net Assets ($):
Beginning of Period	1,124,267,859	1,181,142,145
End of Period	1,257,787,074	1,124,267,859
Undistributed investment income—net	952,571	3,922,874

	Six Months Ended
	January 31, 2013	Year Ended
	(Unaudited)	July 31, 2012[a]
Capital Share Transactions:
Class Ab
Shares sold	3,911,939	12,512,995
Shares issued for dividends reinvested	1,305,795	1,566,724
Shares redeemed	(8,086,284)	(26,326,576)
Net Increase (Decrease) in Shares Outstanding	(2,868,550)	(12,246,857)
Class Bb
Shares sold	—	3,269
Shares issued for dividends reinvested	—	1,661
Shares redeemed	—	(293,447)
Net Increase (Decrease) in Shares Outstanding	—	(288,517)
Class C
Shares sold	158,313	610,565
Shares issued for dividends reinvested	37,161	34,638
Shares redeemed	(278,530)	(610,419)
Net Increase (Decrease) in Shares Outstanding	(83,056)	34,784
Class I
Shares sold	1,928,840	5,687,821
Shares issued in connection
with reorganization—Note 1	12,234,875	—
Shares issued for dividends reinvested	128,471	86,023
Shares redeemed	(1,669,413)	(1,294,355)
Net Increase (Decrease) in Shares Outstanding	12,622,773	4,479,489

a Effective as of the close of business on March 13, 2012, the fund no longer offers Class B shares.
b During the period ended July 31, 2012, 119,625 Class B shares representing $1,636,401 were automatically converted to 119,569 Class A shares.

See notes to financial statements.

The Fund	27

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
January 31, 2013					Year Ended July 31,
Class A Shares	(Unaudited)		2012	2011	2010	2009	2008 [a]
Per Share Data ($):
Net asset value,
beginning of period	14.08		13.44	13.15	12.00	12.02	12.40
Investment Operations:
Investment income—net[b]	.13		.25	.41	.53	.56	.55
Net realized and unrealized
gain (loss) on investments	.14		.71	.33	1.15	(.02)	(.32)
Total from
Investment Operations	.27		.96	.74	1.68	.54	.23
Distributions:
Dividends from
investment income—net	(.17)		(.32)	(.45)	(.53)	(.56)	(.60)
Dividends from net realized
gain on investments	(.13)		—	—	—	—	(.01)
Total Distributions	(.30)		(.32)	(.45)	(.53)	(.56)	(.61)
Net asset value,
end of period	14.05		14.08	13.44	13.15	12.00	12.02
Total Return (%)[c]	1.92	[d]	7.26	5.75	14.29	4.90	1.76
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.86	[e]	.89	.88	.89	.92	.87
Ratio of net expenses
to average net assets	.86	[e]	.89	.88	.88	.82	.80
Ratio of net investment income
to average net assets	1.80	[e]	1.80	3.14	4.21	4.93	4.53
Portfolio Turnover Rate[f]	249.42	[d]	464.84	371.17	237.07	343.03	385.86
Net Assets, end of period
($ x 1,000)	948,133		990,446	1,110,179	1,176,710	1,125,878	1,257,597

a The fund commenced offering four classes of shares on May 13, 2008.The existing Investor shares were redesignated as Class A shares.
b Based on average shares outstanding at each month end.
c Exclusive of sales charge.
d Not annualized.
e Annualized.
f The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended January 31, 2013,
July 31, 2012, 2011, 2010, 2009 and 2008 were 118.10%, 205.07%, 156.79%, 90.98%, 108.07% and
125.60%, respectively.

See notes to financial statements.

Six Months Ended
January 31, 2013				Year Ended July 31,
Class C Shares	(Unaudited)		2012	2011	2010	2009	2008 [a]
Per Share Data ($):
Net asset value,
beginning of period	14.08		13.44	13.15	12.00	12.02	12.35
Investment Operations:
Investment income—net[b]	.08		.15	.32	.43	.46	.06
Net realized and unrealized
gain (loss) on investments	.13		.72	.33	1.15	(.02)	(.28)
Total from Investment Operations	.21		.87	.65	1.58	.44	(.22)
Distributions:
Dividends from
investment income—net	(.11)		(.23)	(.36)	(.43)	(.46)	(.11)
Dividends from net realized
gain on investments	(.13)		—	—	—	—	—
Total Distributions	(.24)		(.23)	(.36)	(.43)	(.46)	(.11)
Net asset value, end of period	14.05		14.08	13.44	13.15	12.00	12.02
Total Return (%)[c]	1.54	[d]	6.49	5.01	13.40	4.01	(1.81)[d]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.60	[e]	1.63	1.59	1.66	1.69	1.49 [e]
Ratio of net expenses
to average net assets	1.60	[e]	1.63	1.59	1.66	1.69	1.49 [e]
Ratio of net investment income
to average net assets	1.07	[e]	1.07	2.44	3.41	4.07	2.64 [e]
Portfolio Turnover Rate[f]	249.42	[d]	464.84	371.17	237.07	343.03	385.86
Net Assets, end of period
($ x 1,000)	42,185		43,439	41,001	47,907	50,196	54,928

a From May 13, 2008 (commencement of initial offering) to July 31, 2008.
b Based on average shares outstanding at each month end.
c Exclusive of sales charge.
d Not annualized.
e Annualized.
f The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended January 31, 2013,
July 31, 2012, 2011, 2010, 2009 and 2008 were 118.10%, 205.07%, 156.79%, 90.98%, 108.07% and
125.60%, respectively.

See notes to financial statements.

The Fund	29

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
January 31, 2013				Year Ended July 31,
Class I Shares	(Unaudited)		2012	2011	2010	2009	2008 [a]
Per Share Data ($):
Net asset value,
beginning of period	14.08		13.44	13.14	12.00	12.01	12.40
Investment Operations:
Investment income—net[b]	.13		.28	.46	.56	.58	.60
Net realized and unrealized
gain (loss) on investments	.15		.72	.34	1.15	.00 [c]	(.34)
Total from Investment Operations	.28		1.00	.80	1.71	.58	.26
Distributions:
Dividends from
investment income—net	(.18)		(.36)	(.50)	(.57)	(.59)	(.64)
Dividends from net realized
gain on investments	(.13)		—	—	—	—	(.01)
Total Distributions	(.31)		(.36)	(.50)	(.57)	(.59)	(.65)
Net asset value, end of period	14.05		14.08	13.44	13.14	12.00	12.01
Total Return (%)	2.02	[d]	7.59	6.09	14.52	5.27	2.05
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.66	[e]	.69	.55	.62	.60	.52
Ratio of net expenses
to average net assets	.66	[e]	.69	.55	.59	.54	.52
Ratio of net investment income
to average net assets	2.02	[e]	1.99	3.46	4.46	5.18	4.83
Portfolio Turnover Rate[f]	249.42	[d]	464.84	371.17	237.07	343.03	385.86
Net Assets, end of period
($ x 1,000)	267,469		90,383	26,085	29,781	27,624	38,600

a The fund commenced offering four classes of shares on May 13, 2008.The existing Institutional shares were redesignated as Class I shares.
b Based on average shares outstanding at each month end.
c Amount represents less than $.01 per share.
d Not annualized.
e Annualized.
f The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended January 31, 2013,
July 31, 2012, 2011, 2010, 2009 and 2008 were 118.10%, 205.07%, 156.79%, 90.98%, 108.07% and
125.60%, respectively.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Intermediate Term Income Fund (the “fund”) is a separate diversified series of Dreyfus Investment Grade Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund.The fund’s investment objective seeks to maximize total return, consisting of capital appreciation and current income. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

As of the close of business on January 18, 2013, pursuant to an Agreement and Plan of Reorganization previously approved by the Company’s Board of Directors (the “Board”), all of the assets, subject to the liabilities, of Dreyfus Investment Funds—Dreyfus/Standish Fixed Income Fund (“Standish Fixed Income”) were transferred to the fund in exchange for Class I shares of Common Stock of the fund of equal value.The purpose of the transaction was to combine two funds with comparable investment objectives and strategies. Shareholders of Standish Fixed Income received Class I shares of the fund, in an amount equal to the aggregate net asset value of their investment in Standish Fixed Income at the time of the exchange. The exchange ratio for Standish Fixed Income was 1.59 to 1.The net asset value of the fund’s shares on the close of business January 18, 2013, after the reorganization was $14.13 for Class I shares, and a total of 12,234,875 Class I shares were issued to shareholders of Standish Fixed Income in the exchange.

The net unrealized appreciation (depreciation) on investments and net assets prior to the acquisition as of the merger date for Standish Fixed Income and the fund, were as follows:

	Unrealized Appreciation
	(Depreciation) ($)	Net Assets ($)
Standish Fixed Income	7,139,312	172,875,696
Dreyfus Intermediate Term Income Fund	43,883,102	1,098,899,812
Total	51,022,414	1,271,775,508

The Fund	31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Assuming the merger had been completed on August 1, 2012, the fund’s pro forma results of the Statement of Operations during the period ended January 31, 2013 would have been as follows:

Net investment income (loss)	$11,980,134[1]
Net realized and unrealized
gain (loss) on investments	$13,305,315[2]
Net increase (decrease) in net assets
resulting from operations	$25,285,449

1	$10,215,642 as reported in the Statement of Operations plus $1,764,492 Standish Fixed
Income pre-merger.
2	$10,347,137 as reported in the Statement of Operations plus $2,958,178 Standish Fixed
Income pre-merger.

Because the combined funds have been managed as a single integrated fund since the merger was completed, it is not practicable to separate the amounts of revenue and earnings of Standish Fixed Income that have been included in the fund’s Statement of Operations during the period ended January 31, 2013.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue 1.2 billion shares of $.001 par value Common Stock.The fund currently offers three classes of shares: Class A (600 million shares authorized), Class C (100 million shares authorized) and Class I (500 million shares authorized). Class A shares are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

The Fund	33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S.Treasury Bills), financial futures, options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. These securities are generally categorized within Level 1 of the fair value hierarchy. Options traded

The Fund	35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

over-the-counter are valued at the mean between the bid and asked price.These securities are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates. These securities are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate. These securities are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of January 31, 2013 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	—	71,772,176	—	71,772,176
Commercial
Mortgage-Backed	—	57,049,337	—	57,049,337
Corporate Bonds†	—	437,054,901	—	437,054,901
Foreign Government	—	91,642,292	—	91,642,292
Municipal Bonds	—	9,964,415	—	9,964,415
Mutual Funds	33,411,602	—	—	33,411,602
Preferred Stocks†	—	7,016,403	—	7,016,403
Residential
Mortgage-Backed	—	2,967,159	—	2,967,159
U.S. Government
Agencies/
Mortgage-Backed	—	370,636,382	—	370,636,382
U.S. Treasury	—	472,343,430	—	472,343,430
Other Financial
Instruments:
Financial Futures††	2,223,489	—	—	2,223,489
Options Purchased	—	6,313	—	6,313

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Liabilities ($)
Other Financial
Instruments:
Financial Futures††	(790,069)	—	—	(790,069)
Forward Foreign
Currency Exchange
Contracts††	—	(1,297,249)	—	(1,297,249)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

At January 31, 2013, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses

The Fund	37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement withThe Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended January 31, 2013,The Bank of NewYork Mellon earned $46,727 from lending portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended January 31, 2013 were as follows:

Affiliated
Investment	Value			Value	Net
Company	7/31/2012 ($)	Purchases ($)	Sales ($)	1/31/2013($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	8,471,434	247,891,287	232,892,470	23,470,251	1.9
Dreyfus
Institutional
Cash
Advantage
Fund	6,366,959	43,660,974	40,086,582	9,941,351.8
Total	14,838,393	291,552,261	272,979,052	33,411,602	2.7

(e) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended January 31, 2013, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended July 31, 2012 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The Fund	39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund has an unused capital loss carryover of $3,279,847 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to July 31, 2012. If not applied, the carryover expires in fiscal year 2018.

The tax character of distributions paid to shareholders during the fiscal year ended July 31, 2012 was as follows: ordinary income $26,482,749. The tax character of current year distributions will be determined at the end of the current fiscal year.

(g) New Accounting Pronouncements: In April 2011, FASB issued Accounting Standards Update No. 2011-03 “Transfers and Servicing (Topic 860) Reconsideration of Effective Control for Repurchase Agreements”(“ASU 2011-03”) which relates to the accounting for repurchase agreements and similar agreements including mortgage dollar rolls, that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity.ASU 2011-03 modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowings.ASU 2011-03 was effective for new transfers and existing transactions that were modified in the first interim or annual period beginning on or after December 15, 2011. The new disclosures have been implemented and there was no change in accounting for the fund. Management has determined that the fund has not entered into transactions that can be deemed “secured borrowings” as defined by ASU 2011-03.

In January 2013, FASB issued Accounting Standards Update No. 2013-01 (“ASU 2013-01”), Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, replaced Accounting Standards Update No. 2011-11 (“ASU 2011-11”), Disclosures about Offsetting Assets and Liabilities. ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2011-11 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements, and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. Management is currently evaluating the application of ASU 2013-01 and its impact, if any, on the fund's financial statements.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $210 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 10, 2012, the unsecured credit facility with Citibank, N.A. was $225 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended January 31, 2013, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .45% of the value of the fund’s average daily net assets and is payable monthly.The Manager has contractually agreed, from February 1, 2013 through January 31, 2014, to waive receipt of its fees and/or assume the expenses of the fund’s Class I shares, so that the expenses of the fund’s Class I shares (excluding taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed .55% of the value of the average daily net assets of Class I shares.

The Fund	41

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

During the period ended January 31, 2013, the Distributor retained $4,652 from commissions earned on sales of the fund’s Class A shares and $676 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of the average daily net assets of Class C shares. During the period ended January 31, 2013, Class C shares were charged $163,611, pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended January 31, 2013, Class A and Class C shares were charged $1,234,943 and $54,537, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency services for the fund and cash management services related to fund subscriptions and redemptions. During the period ended January

31, 2013, the fund was charged $213,287 for transfer agency services and $7,728 for cash management services. Cash management fees were partially offset by earnings credits of $992. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended January 31, 2013, the fund was charged $44,909 pursuant to the custody agreement.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing certain cash management services related to fund subscriptions and redemptions.The Bank of New York Mellon also provides shareholder redemption draft processing services. During the period ended January 31, 2013, the fund was charged $4,660 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $68.

During the period ended January 31, 2013, the fund was charged $3,981 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $481,367, Distribution Plan fees $27,115, Shareholder Services Plan fees $212,153, custodian fees $59,841, Chief Compliance Officer fees $4,645 and transfer agency fees $126,719.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

The Fund	43

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, options transactions, financial futures, forward contracts and swap transactions, during the period ended January 31, 2013, amounted to $3,579,123,813 and $3,482,357,364, respectively, of which $1,830,769,307 in purchases and $1,833,459,099 in sales were from mortgage dollar roll transactions.

Mortgage Dollar Rolls: A mortgage dollar roll transaction involves a sale by the fund of mortgage related securities that it holds with an agreement by the fund to repurchase similar securities at an agreed upon price and date.The securities purchased will bear the same interest rate as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold.The fund accounts for mortgage dollar rolls as purchases and sales transactions.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended January 31, 2013 is discussed below.

The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Fair value of derivative instruments as of January 31, 2013 is shown below:

	Derivative		Derivative
	Assets ($)		Liabilities ($)
Interest rate risk[1,2]	2,229,802	Interest rate risk[1]	(790,069)
Foreign exchange risk	—	Foreign exchange risk[3]	(1,297,249)
Gross fair value of
derivatives contracts	2,229,802		(2,087,318)

Statement of Assets and Liabilities location:

1	Includes cumulative appreciation (depreciation) on financial futures as reported in the Statement of
Financial Futures, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
2	Options purchased are included in Investments in securities—Unaffiliated issuers, at value.
3	Unrealized depreciation on forward foreign currency exchange contracts.

The effect of derivative instruments in the Statement of Operations during the period ended January 31, 2013 is shown below:

	Amount of realized gain (loss) on derivatives recognized in income ($)
	Financial	Options	Forward	Swap
Underlying risk	Futures[4]	Transactions[5]	Contracts[6]	Transactions[7]	Total
Interest rate	(551,193)	441,174	—	(352,560)	(462,579)
Foreign
exchange	—	—	(632,605)	—	(632,605)
Total	(551,193)	441,174	(632,605)	(352,560)	(1,095,184)

Change in unrealized appreciation (depreciation) on derivatives recognized in income ($)

	Financial	Options	Forward
Underlying risk	Futures[8]	Transactions[9]	Contracts[10]	Total
Interest rate	1,430,857	(342,179)	—	1,088,678
Foreign exchange	—	—	(1,904,500)	(1,904,500)
Total	1,430,857	(342,179)	(1,904,500)	(815,822)

Statement of Operations location:

4	Net realized gain (loss) on financial futures.
5	Net realized gain (loss) on options transactions.
6	Net realized gain (loss) on forward foreign currency exchange contracts.
7	Net realized gain (loss) on swap transactions.
8	Net unrealized appreciation (depreciation) on financial futures.
9	Net unrealized appreciation (depreciation) on options transactions.
[10] Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

Financial Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments.The fund invests in financial futures in order to manage its exposure to or protect against changes in the market. A financial futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents.The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change.Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations.When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of

The Fund	45

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Operations.There is minimal counterparty credit risk to the fund with financial futures since they are exchange traded, and the exchange’s clearinghouse guarantees the financial futures against default. Financial futures open at January 31, 2013 are set forth in the Statement of Financial Futures.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in interest rates, or as a substitute for an investment.The fund is subject to market risk and interest rate risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received.The Statement of Operations reflects the following: any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction. At January 31, 2013, there were no options written outstanding.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates.With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations.The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments.

The Fund	47

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.The following summarizes open forward contracts at January 31, 2013:

	Foreign
Forward Foreign Currency	Currency			Unrealized
Exchange Contracts	Amounts	Cost ($)	Value ($) (Depreciation) ($)
Purchases:
Mexican New Peso,
Expiring
2/28/2013[a]	147,625,000	11,639,505	11,579,365	(60,140)
Sales:		Proceeds ($)
Euro,
Expiring
2/28/2013[b]	53,705,000	71,816,259	72,931,396	(1,115,137)
South African Rand,
Expiring
2/28/2013[a]	58,050,000	6,344,678	6,466,650	(121,972)
				(1,297,249)

Counterparties:

a	JPMorgan Chase & Co.
b	Morgan Stanley

Swap Transactions:The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument.The fund enters into these agreements to hedge certain market or interest rate risks to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

The fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap contracts in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap contracts in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the contract’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation on swap transactions.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount.The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within realized gain (loss) on swap contracts in the Statement of Operations. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk.At January 31, 2013, there were no interest rate swap agreements outstanding.

The following summarizes the average market value of derivatives outstanding during the period ended January 31, 2013:

Average Market Value ($)
Interest rate financial futures	111,074,365
Interest rate options contracts	185,649
Forward contracts	67,343,851

The following summarizes the average notional value of swap contracts outstanding during the period ended January 31, 2013:

Average Notional Value ($)
Interest rate swap contracts	23,245,714

At January 31, 2013, accumulated net unrealized appreciation on investments was $44,536,320, consisting of $48,857,023 gross unrealized appreciation and $4,320,703 gross unrealized depreciation.

At January 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund	49

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 E-mail Send your request to info@dreyfus.com Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus

Short Term Income Fund

SEMIANNUAL REPORT January 31, 2013

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
19	Statement of Financial Futures
20	Statement of Assets and Liabilities
21	Statement of Operations
22	Statement of Changes in Net Assets
24	Financial Highlights
26	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus
Short Term Income Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Short Term Income Fund, covering the six-month period from August 1, 2012, through January 31, 2013. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The search for higher yields amid historically low interest rates proved to be a major force in the performance of U.S. and global bond markets during the reporting period, even as the Federal Reserve Board and other central banks pumped liquidity into their financial systems. More specifically, low rates on U.S.Treasury securities drove investors to riskier market sectors, helping to support prices among corporate-backed securities, asset-backed securities, commercial mortgage-backed securities, and emerging-markets bonds. In addition, higher yielding bond market sectors were buoyed by gradually recovering U.S. and global economies as domestic employment trends improved, Europe avoided a collapse of its common currency, and China engineered an economic soft landing.

We currently expect the U.S. and global economies to be modestly stronger in 2013 relative to 2012, especially during the second half of the year. The U.S. economy seems likely to benefit from greater certainty regarding U.S. tax and fiscal policies, the resumption of postponed spending by businesses, and a continued housing recovery. We encourage you to discuss the implications of our economic analysis with your financial advisor, who can help you align your investments with the year’s challenges and opportunities.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
February 15, 2013

2

DISCUSSION OF FUND PERFORMANCE

For the period of August 1, 2012, through January 31, 2013, as provided by David Horsfall and David Bowser, CFA, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended January 31, 2013, Dreyfus Short Term Income Fund’s Class D shares produced a total return of 1.96%, and Class P shares produced a total return of 1.95%.1 In comparison, the fund’s benchmark, the BofA Merrill Lynch 1-5Year Corporate/Government Index (the “Index”), achieved a total return of 0.58% for the same period.2

With interest rates anchored by the Federal Reserve Board’s (the “Fed”) historically low target for the overnight federal funds rate, income-oriented investors continued to seek higher yields from riskier market sectors over the reporting period.The fund produced higher returns than its benchmark, primarily due to its emphasis on better performing corporate bonds, asset-backed securities and commercial mortgage-backed securities.

The Fund’s Investment Approach

The fund seeks to maximize total return, consisting of capital appreciation and current income. To pursue its goal, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed-income securities of U.S. or foreign issuers rated investment grade or the unrated equivalent as determined by Dreyfus.This may include U.S. government bonds and notes, corporate bonds, municipal bonds, convertible securities, preferred stocks, inflation-indexed securities, asset-backed securities, mortgage-related securities (including CMOs) and foreign bonds. For additional yield, the fund may invest up to 20% of its assets in fixed-income securities rated below investment grade (“high yield” or “junk” bonds) to as low as Caa/CCC or the unrated equivalent as determined by Dreyfus.The fund will focus primarily on U.S. securities, but may invest up to 30% of its total assets in fixed-income securities of foreign issuers, including those of issuers in emerging markets.Typically, the fund’s portfolio can be expected to have an average effective maturity and an average effective duration of three years or less.

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

Accommodative Monetary Policy Kept Rates Low

The reporting period began in the midst of rebounding financial markets as concerns eased regarding sluggish U.S. employment trends and the European financial crisis. Indeed, improving U.S. economic data, quantitative easing by Europe’s policymakers, and less restrictive monetary and fiscal policies in key emerging markets boosted economic sentiment, prompting many investors to turn away from traditional safe havens and toward riskier assets.

While yields of U.S. government securities typically would be expected to rise under these conditions, they remained low due to aggressively accommodative monetary policy initiatives from central banks worldwide, including the Fed’s Operation Twist, which sought to reduce long-term interest rates through sales of short-term U.S. Treasury securities and purchases of long-term bonds. Meanwhile, an improving business environment buoyed prices of corporate-, asset-, and commercial mortgage-backed securities, reducing yield differences along the market’s credit-quality spectrum.

In September, the Fed announced that it would take additional steps to stimulate employment growth through a new, open-ended round of quantitative easing involving purchases of up to $40 billion of mortgage-backed securities per month. In addition, the central bank extended its forecast for low interest rates through mid-2015. These actions supported bond prices through the reporting period’s end, and it helped mitigate the impact of uncertainty stemming from an ongoing, contentious political debate regarding U.S. fiscal policy.

Security Selection Strategy Produced Positive Results

The fund’s relative performance was bolstered by overweighted exposure to higher yielding market sectors. Among corporate bonds, the fund achieved particularly robust results from the financials sector as well as bonds with ratings at the bottom of the investment-grade range.The fund also received relatively robust results from overweighted positions in asset-backed securities and commercial mortgage-backed securities.The fund’s holding of European sovereign bonds, which are not represented in the benchmark, also helped bolster its relative performance.The fund especially benefited from rebounds among bonds issued by Italy, Spain and Ireland.

Our interest rate strategies also produced positive results. A modestly short average duration helped cushion the effects of a mild rise in yields across the two- to five-year

4

maturity range over the final months of 2012 as economic conditions improved and investors increasingly turned to riskier market sectors.

The fund successfully employed interest-rate futures to set its duration positioning, and it used currency forward contracts to hedge currency-related risks in its sovereign bond positions. In addition, currency forward contracts enabled the fund to profit from positions in the Mexican peso and South African rand.

Positioned for Further Economic Improvement

Although we are aware that the U.S. economy remains vulnerable to a number of headwinds, including the ongoing European financial crisis and concerns about U.S. fiscal policies, recent economic data suggests that interest rates have little room for further declines.Therefore, we have retained the fund’s relatively short duration posture, and we have continued to seek income opportunities from higher yielding market sectors.

February 15, 2013

Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity. Investing internationally involves special risk, including changes in currency exchange rates, political, economic and social instability, a lack of comprehensive company information, differing auditing and legal standards, and less market liquidity.The fixed income securities of issuers located in emerging markets can be more volatile and less liquid than those of issuers in more mature economies.

The fund may use derivative instruments, such as options, futures and options on futures, forward contracts, swaps (including credit default swaps on corporate bonds and asset-backed securities), options on swaps and other credit derivatives.A small investment in derivatives could have a potentially large impact on the fund’s performance.The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2 SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.
The BofA Merrill Lynch 1-5Year Corporate/Government Index is a market value-weighted index that tracks the performance of publicly placed, non-convertible, fixed-rate, coupon-bearing, investment-grade U.S. domestic debt.
Maturities of the securities range from one to five years. Investors cannot invest directly in any index.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Short Term Income Fund from August 1, 2012 to January 31, 2013. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended January 31, 2013

	Class D	Class P
Expenses paid per $1,000†	$3.77	$3.92
Ending value (after expenses)	$1,019.60	$1,019.50

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended January 31, 2013

	Class D	Class P
Expenses paid per $1,000†	$3.77	$3.92
Ending value (after expenses)	$1,021.48	$1,021.32

† Expenses are equal to the fund’s annualized expense ratio of .74% for Class D and .77% for Class P, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

January 31, 2013 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes—97.8%	Rate (%)	Date	Amount ($)[a]		Value ($)
Asset-Backed Ctfs./
Auto Receivables—7.9%
Ally Master Owner Trust,
Ser. 2010-4, Cl. A	1.28	8/15/17	780,000	[b]	793,044
AmeriCredit Automobile Receivables
Trust, Ser. 2013-1, Cl. D	2.09	2/8/19	840,000		837,232
AmeriCredit Automobile Receivables
Trust, Ser. 2012-5, Cl. D	2.35	12/10/18	415,000		413,474
AmeriCredit Automobile Receivables
Trust, Ser. 2012-4, Cl. D	2.68	10/9/18	655,000		672,436
AmeriCredit Automobile Receivables
Trust, Ser. 2012-2, Cl. D	3.38	4/9/18	1,200,000		1,262,180
AmeriCredit Automobile Receivables
Trust, Ser. 2012-1, Cl. D	4.72	3/8/18	1,590,000		1,734,578
AmeriCredit Automobile Receivables
Trust, Ser. 2011-5, Cl. D	5.05	12/8/17	1,310,000		1,429,989
AmeriCredit Automobile Receivables
Trust, Ser. 2010-2, Cl. E	8.66	10/10/17	550,000	[c]	609,058
Capital Auto Receivables Asset
Trust, Ser. 2013-1, Cl. D	2.19	9/20/21	440,000		438,166
CarMax Auto Owner Trust,
Ser. 2010-3, Cl. C	2.59	8/15/16	450,000		464,362
CarMax Auto Owner Trust,
Ser. 2010-1, Cl. B	3.75	12/15/15	185,000		191,092
CarMax Auto Owner Trust,
Ser. 2010-2, Cl. B	3.96	6/15/16	2,615,000		2,733,687
Chrysler Financial Auto
Securitization Trust,
Ser. 2010-A, Cl. D	3.52	8/8/16	480,000		481,496
Santander Drive Auto Receivables
Trust, Ser. 2011-S1A, Cl. C	1.89	5/15/17	919,981	[c]	925,372
Santander Drive Auto Receivables
Trust, Ser. 2010-2, Cl. B	2.24	12/15/14	300,000		301,618
Santander Drive Auto Receivables
Trust, Ser. 2013-1, Cl. D	2.27	1/15/19	575,000		573,296
Santander Drive Auto Receivables
Trust, Ser. 2012-6, Cl. D	2.52	9/17/18	755,000		765,058
Santander Drive Auto Receivables
Trust, Ser. 2012-5, Cl. C	2.70	8/15/18	1,180,000		1,231,152
Santander Drive Auto Receivables
Trust, Ser. 2010-3, Cl. C	3.06	11/15/17	545,000		563,867

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Asset-Backed Ctfs./
Auto Receivables (continued)
Santander Drive Auto Receivables
Trust, Ser. 2011-1, Cl. C	3.11	5/16/16	1,275,000		1,315,586
Santander Drive Auto Receivables
Trust, Ser. 2012-3, Cl. D	3.64	5/15/18	820,000		860,609
Santander Drive Auto Receivables
Trust, Ser. 2012-1, Cl. C	3.78	11/15/17	285,000		300,338
Santander Drive Auto Receivables
Trust, Ser. 2011-4, Cl. D	4.74	9/15/17	620,000		663,929
					19,561,619
Asset-Backed Ctfs./Equipment—.8%
CNH Equipment Trust,
Ser. 2011-A, Cl. A4	2.04	10/17/16	1,850,000		1,898,786
Asset-Backed Ctfs./
Home Equity Loans—.6%
AH Mortgage Advance Trust,
Ser. SART-3, Cl. 1A1	2.98	3/13/43	1,000,000	[c]	1,003,579
Ameriquest Mortgage Securities,
Ser. 2003-11, Cl. AF6	5.64	12/25/33	524,815	[b]	535,605
					1,539,184
Casinos—.2%
Ameristar Casinos,
Gtd. Notes	7.50	4/15/21	550,000		600,875
Commercial Mortgage
Pass-Through Ctfs.—3.4%
Banc of America Merrill Lynch
Commercial Mortgage,
Ser. 2004-6, Cl. A5	4.81	12/10/42	85,000		90,253
Banc of America Merrill Lynch
Commercial Mortgage,
Ser. 2005-6, Cl. A4	5.19	9/10/47	895,000	[b]	993,361
Bear Stearns Commercial Mortgage
Securities, Ser. 2007-T26,
Cl. A4	5.47	1/12/45	600,000	[b]	695,850
Bear Stearns Commercial Mortgage
Securities, Ser. 2006-PW12,
Cl. AAB	5.69	9/11/38	251,773	[b]	254,170
Bear Stearns Commercial Mortgage
Securities, Ser. 2007-PW17,
Cl. AAB	5.70	6/11/50	1,074,492		1,126,977

8

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Commercial Mortgage
Pass-Through Ctfs. (continued)
Citigroup Commercial Mortgage
Trust, Ser. 2007-C6, Cl. A4	5.70	12/10/49	825,000	[b]	968,121
GS Mortgage Securities Corporation
II, Ser. 2007-EOP, Cl. B	1.73	3/6/20	1,630,000	[b,c]	1,635,232
GS Mortgage Securities Corporation
II, Ser. 2007-EOP, Cl. F	2.63	3/6/20	730,000	[b,c]	734,419
GS Mortgage Securities Corporation
II, Ser. 2007-EOP, Cl. K	4.80	3/6/20	350,000	[b,c]	353,827
JP Morgan Chase Commercial
Mortgage Securities Trust,
Ser. 2006-CB14, Cl. ASB	5.51	12/12/44	193,776	[b]	204,958
JP Morgan Chase Commercial
Mortgage Securities Trust,
Ser. 2007-CB20, Cl. AM	5.88	2/12/51	645,000	[b]	751,738
Morgan Stanley Capital I Trust,
Ser. 2005-HQ7, Cl. A4	5.21	11/14/42	475,000	[b]	522,426
Morgan Stanley Dean Witter Capital
I Trust, Ser. 2001-TOP3, Cl. A4	6.39	7/15/33	29,221		29,291
					8,360,623
Consumer Discretionary—3.0%
Cablevision Systems,
Sr. Unscd. Notes	7.75	4/15/18	570,000		642,675
Comcast,
Gtd. Notes	5.90	3/15/16	655,000		749,828
COX Communications,
Sr. Unscd. Notes	6.25	6/1/18	650,000	[c]	791,103
Daimler Finance,
Gtd. Notes	1.25	1/11/16	1,130,000	[c]	1,131,654
DISH DBS,
Gtd. Notes	5.88	7/15/22	625,000		667,188
Hanesbrands,
Gtd. Notes	6.38	12/15/20	600,000		652,500
NBCUniversal Media,
Sr. Unscd. Notes	3.65	4/30/15	700,000		741,952
Staples,
Sr. Unscd. Notes	2.75	1/12/18	1,295,000		1,301,632
Walgreen,
Sr. Unscd. Notes	1.00	3/13/15	730,000		730,788
					7,409,320

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Consumer Staples—1.1%
ConAgra Foods,
Sr. Unscd. Notes	1.90	1/25/18	1,390,000		1,397,438
Kraft Foods,
Sr. Unscd. Notes	6.13	2/1/18	530,000		639,270
Pernod-Ricard,
Sr. Unscd. Notes	2.95	1/15/17	650,000	[c]	679,578
					2,716,286
Energy—2.7%
Anadarko Petroleum,
Sr. Unscd. Notes	6.38	9/15/17	1,015,000		1,203,888
Continental Resources,
Gtd. Notes	5.00	9/15/22	670,000		716,900
EQT,
Sr. Unscd. Notes	8.13	6/1/19	215,000		266,302
Hess,
Sr. Unscd. Notes	8.13	2/15/19	505,000		647,156
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	5.63	2/15/15	910,000		992,443
MEG Energy,
Gtd. Notes	6.38	1/30/23	650,000	[c]	680,875
Spectra Energy Partners,
Sr. Unscd. Notes	2.95	6/15/16	595,000		611,354
Unit,
Gtd. Notes	6.63	5/15/21	640,000		667,200
Williams Partners,
Sr. Unscd. Notes	3.35	8/15/22	405,000		403,034
Williams Partners,
Sr. Unscd. Notes	4.00	11/15/21	450,000		473,468
					6,662,620
Financial—20.4%
Ally Financial,
Gtd. Notes	4.63	6/26/15	1,200,000		1,260,886
Ally Financial,
Gtd. Notes	5.50	2/15/17	1,285,000		1,387,726
American Express,
Sr. Unscd. Notes	7.25	5/20/14	575,000		622,670
American International Group,
Sr. Unscd. Notes	3.65	1/15/14	190,000		195,411

10

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Financial (continued)
Ameriprise Financial,
Jr. Sub. Notes	7.52	6/1/66	212,000	[b]	239,030
AON,
Gtd. Notes	3.50	9/30/15	695,000		731,100
Bangkok Bank,
Sr. Unscd. Notes	3.88	9/27/22	615,000	[c]	632,488
Bank of America,
Sr. Unscd. Notes, Ser. 1	3.75	7/12/16	3,005,000		3,207,765
Bank of America,
Sr. Unscd. Notes, Ser. L	5.65	5/1/18	430,000		497,089
BBVA US Senior,
Bank Gtd. Notes	4.66	10/9/15	1,805,000		1,864,016
Boston Properties,
Sr. Unscd. Notes	3.70	11/15/18	365,000		397,578
CIT Group,
Sr. Unscd. Notes	5.00	5/15/17	555,000		595,238
CIT Group,
Sr. Unscd. Notes	5.00	8/15/22	330,000		350,158
Citigroup,
Sr. Unscd. Notes	4.45	1/10/17	3,590,000		3,944,107
Citigroup,
Sr. Unscd. Notes	4.75	5/19/15	560,000		603,355
DDR,
Sr. Unscd. Notes	4.75	4/15/18	650,000		719,570
Discover Financial Services,
Sr. Unscd. Notes	5.20	4/27/22	575,000		652,458
Duke Realty,
Sr. Unscd. Notes	8.25	8/15/19	350,000		454,888
EPR Properties,
Gtd. Notes	5.75	8/15/22	670,000		706,456
ERAC USA Finance,
Gtd. Notes	5.90	11/15/15	1,100,000	[c]	1,238,065
Federal Realty Investment Trust,
Sr. Unscd. Bonds	5.65	6/1/16	345,000		390,275
Ford Motor Credit,
Sr. Unscd. Notes	3.88	1/15/15	1,750,000		1,819,578
Ford Motor Credit,
Sr. Unscd. Notes	4.21	4/15/16	695,000		740,242

The Fund	11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Financial (continued)
Ford Motor Credit,
Sr. Unscd. Notes	5.00	5/15/18	340,000		373,590
General Electric Capital,
Sr. Unscd. Notes	2.30	4/27/17	975,000		1,005,328
General Electric Capital,
Sr. Unscd. Notes	3.35	10/17/16	950,000		1,019,797
Genworth Financial,
Sr. Unscd. Notes	7.20	2/15/21	210,000		247,474
Genworth Financial,
Sr. Unscd. Notes	7.70	6/15/20	320,000		384,092
Goldman Sachs Group,
Sr. Unscd. Notes	3.63	2/7/16	680,000		720,270
Goldman Sachs Group,
Sr. Unscd. Notes	5.75	1/24/22	405,000		472,927
Hartford Financial Services Group,
Sr. Unscd. Notes	4.00	10/15/17	600,000		651,059
Health Care REIT,
Sr. Unscd. Notes	2.25	3/15/18	490,000		492,636
Healthcare Realty Trust,
Sr. Unscd. Notes	5.13	4/1/14	630,000		657,278
HSBC Holdings,
Sr. Unscd. Notes	4.00	3/30/22	905,000		965,726
Hyundai Capital Services,
Sr. Unscd. Notes	4.38	7/27/16	400,000	[c]	429,960
International Lease Finance,
Sr. Unscd. Notes	5.75	5/15/16	625,000		675,506
International Lease Finance,
Sr. Unscd. Notes	6.63	11/15/13	535,000		556,400
Intesa Sanpaolo,
Sr. Unscd. Notes	3.13	1/15/16	500,000		496,602
Intesa Sanpaolo,
Sr. Unscd. Notes	6.50	2/24/21	785,000	[c]	841,818
Liberty Mutual Group,
Gtd. Notes	4.95	5/1/22	565,000	[c]	614,735
MetLife Institutional Funding II,
Scd. Notes	1.21	4/4/14	1,200,000	[b,c]	1,210,261

12

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Financial (continued)
MetLife,
Sr. Unscd. Notes	7.72	2/15/19	500,000		653,703
Morgan Stanley,
Sr. Unscd. Notes	3.80	4/29/16	650,000		686,881
Morgan Stanley,
Sr. Unscd. Notes	4.10	1/26/15	660,000		691,621
PNC Bank,
Sub. Notes	6.88	4/1/18	600,000		748,022
Principal Life
Global Funding II,
Scd. Notes	1.00	12/11/15	1,970,000	[c]	1,967,898
Prudential Financial,
Sr. Unscd. Notes	3.00	5/12/16	590,000		622,794
Prudential Financial,
Sr. Unscd. Notes	4.75	9/17/15	365,000		398,919
Rabobank Nederland,
Bank Gtd. Notes	3.95	11/9/22	705,000		706,668
Royal Bank of
Scotland Group,
Sr. Unscd. Notes	2.55	9/18/15	725,000		747,975
Royal Bank of Scotland,
Sub. Notes	9.50	3/16/22	1,210,000	[b]	1,434,592
Santander US Debt,
Bank Gtd. Notes	3.72	1/20/15	1,925,000	[c]	1,953,681
Standard Chartered,
Sub. Notes	3.95	1/11/23	1,415,000	[c]	1,396,655
WEA Finance,
Gtd. Notes	7.13	4/15/18	460,000	[c]	565,859
WEA Finance,
Gtd. Notes	7.50	6/2/14	320,000	[c]	346,819
Willis North America,
Gtd. Notes	6.20	3/28/17	615,000		700,524
Willis North America,
Gtd. Notes	7.00	9/29/19	1,360,000		1,581,466
					50,269,685

The Fund	13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Foreign/Governmental—3.6%
Indonesia Eximbank,
Sr. Unscd. Notes		3.75	4/26/17	590,000	[d]	621,251
Irish Government,
Unscd. Bonds	EUR	5.50	10/18/17	435,000		656,585
Italian Government,
Unscd. Bonds	EUR	4.75	6/1/17	1,360,000		1,980,785
Korea Finance,
Sr. Unscd. Notes		2.25	8/7/17	1,200,000		1,214,725
Petroleos Mexicanos,
Gtd. Notes		4.88	1/24/22	600,000		662,250
Portuguese Government,
Sr. Unscd. Bonds	EUR	4.45	6/15/18	240,000		313,648
Spanish Government,
Sr. Unscd. Bonds	EUR	5.50	7/30/17	2,250,000		3,284,525
						8,733,769
Health Care—.6%
Actavis,
Sr. Unscd. Notes		3.25	10/1/22	525,000		524,985
DaVita HealthCare Partners,
Gtd. Notes		5.75	8/15/22	125,000		131,875
WellPoint,
Sr. Unscd. Notes		1.25	9/10/15	835,000		841,667
						1,498,527
Industrial—1.4%
Bombardier,
Sr. Notes		6.13	1/15/23	680,000	[c]	695,300
Hutchison Whampoa International
(12) (II), Gtd. Notes		2.00	11/8/17	925,000	[c]	920,559
Techem,
Sr. Scd. Notes	EUR	6.13	10/1/19	490,000	[c]	708,564
Waste Management,
Gtd. Notes		6.38	3/11/15	725,000		807,575
Xerox,
Sr. Unscd. Notes		5.63	12/15/19	215,000		242,825
						3,374,823

14

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Information Technology—.3%
Hewlett-Packard,
Sr. Unscd. Notes		2.20	12/1/15	405,000		407,929
Hewlett-Packard,
Sr. Unscd. Notes		4.30	6/1/21	345,000		340,000
						747,929
Materials—1.1%
ArcelorMittal,
Sr. Unscd. Notes		6.75	2/25/22	630,000	[b,d]	694,052
Dow Chemical,
Sr. Unscd. Notes		4.13	11/15/21	590,000		638,227
Smurfit Kappa Acquisitions,
Sr. Scd. Notes		4.88	9/15/18	225,000	[c]	232,875
Smurfit Kappa Acquisitions,
Sr. Scd. Notes	EUR	5.13	9/15/18	265,000	[c]	376,510
Vale Overseas,
Gtd. Notes		4.38	1/11/22	650,000		674,601
						2,616,265
Residential Mortgage
Pass-Through Ctfs.—.2%
Credit Suisse First Boston
Mortgage Securities,
Ser. 2004-7, Cl. 6A1		5.25	10/25/19	236,372		240,268
GSR Mortgage Loan Trust,
Ser. 2004-12, Cl. 2A2		3.08	12/25/34	200,350	[b]	197,610
						437,878
Telecommunication Services—.9%
Cellco Partnership/Verizon
Wireless Capital, Sr. Unscd. Notes		8.50	11/15/18	465,000		631,035
Telefonica Emisiones,
Gtd. Notes		5.46	2/16/21	1,455,000		1,579,080
						2,210,115
U.S. Government Agencies—10.6%
Federal Home Loan Mortgage Corp.,
Notes		1.25	8/1/19	6,450,000	[d,e]	6,406,334

The Fund	15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
U.S. Government
Agencies (continued)
Federal Home
Loan Mortgage Corp.,
Notes	4.88	11/15/13	11,625,000	[e]	12,063,077
Federal National Mortgage
Association, Notes	0.88	8/28/17	5,100,000	[d,e]	5,091,493
Federal National Mortgage
Association, Notes	1.50	6/26/13	2,475,000	[e]	2,488,999
					26,049,903
U.S. Government Agencies/
Mortgage-Backed—.1%
Federal Home Loan Mortgage Corp.;
6.50%, 6/1/32			1,440	[e]	1,665
Federal National Mortgage Association;
Gtd. Pass-Through Ctfs.,
REMIC, Ser. 2003-49,
Cl. JE, 3.00%, 4/25/33			161,274	[e]	168,364
Government National
Mortgage Association II:
7.00%, 12/20/30—4/20/31			10,915		13,088
7.50%, 11/20/29—12/20/30			11,331		14,021
					197,138
U.S. Government
Securities—37.7%
U.S. Treasury Notes:
0.13%, 7/31/14			1,170,000	[d]	1,168,538
0.63%, 2/28/13			3,810,000		3,812,084
0.75%, 3/31/13			6,085,000		6,092,369
1.75%, 4/15/13			6,940,000		6,964,130
2.13%, 5/31/15			61,490,000	[d]	64,074,486
2.50%, 3/31/13			1,215,000		1,219,842
3.63%, 5/15/13			9,105,000	[d]	9,197,470
3.88%, 2/15/13			225,000	[d]	225,352
					92,754,271

16

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Utilities—1.2%
Calpine,
Sr. Scd. Notes	7.88	1/15/23	147,000	[c]	163,170
Duke Energy Carolinas,
First Mortgage Bonds	5.10	4/15/18	800,000		948,356
Exelon Generation,
Sr. Unscd. Notes	6.20	10/1/17	515,000		604,742
National Grid,
Sr. Unscd. Notes	6.30	8/1/16	724,000		840,919
Sempra Energy,
Sr. Unscd. Notes	6.50	6/1/16	435,000		508,631
					3,065,818
Total Bonds and Notes
(cost $236,262,511)					240,705,434
			Face Amount
			Covered by
Options Purchased—.0%			Contracts ($)		Value ($)
Call Options
10-Year USD LIBOR-BBA,
February 2013 @ $1.75
(cost $77,807)			6,055,000	[f]	1,409
			Principal
Short-Term Investments—.1%			Amount ($)		Value ($)
U.S. Treasury Bills;
0.13%, 2/7/13
(cost $309,993)			310,000	[g]	309,993

Other Investment—1.8%			Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $4,377,132)			4,377,132	[h]	4,377,132

The Fund	17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral
for Securities Loaned—.5%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $1,273,500)	1,273,500 [h]	1,273,500
Total Investments (cost $242,300,943)	100.2%	246,667,468
Liabilities, Less Cash and Receivables	(.2%)	(492,320)
Net Assets	100.0%	246,175,148

BBA—British Bankers Association
LIBOR—London Interbank Offered Rate
REIT—Real Estate Investment Trust
REMIC—Real Estate Mortgage Investment Conduit
USD—U.S. Dollar

a Principal amount stated in U.S. Dollars unless otherwise noted.
EUR—Euro
b Variable rate security—interest rate subject to periodic change.
c Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At January 31, 2013, these securities were valued at $22,839,914 or 9.3% of net assets.
d Security, or portion thereof, on loan.At January 31, 2013, the value of the fund’s securities on loan was
$82,227,358 and the value of the collateral held by the fund was $84,603,725, consisting of cash collateral of
$1,273,500 and U.S Government Agencies & securities valued at $83,330,225.
e The Federal Housing Finance Agency (“FHFA”) placed Federal Home Loan Mortgage Corporation and Federal
National Mortgage Association into conservatorship with FHFA as the conservator.As such, the FHFA oversees the continuing affairs of these companies.
f Non-income producing security.
g Held by or on behalf of a counterparty for open financial futures positions.
h Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
U.S. Government & Agencies	48.4	Short-Term/
Corporate Bonds	32.9	Money Market Investments	2.4
Asset/Mortgage-Backed	12.9	Options Purchased	.0
Foreign/Governmental	3.6		100.2

† Based on net assets.
See notes to financial statements.

18

STATEMENT OF FINANCIAL FUTURES

January 31, 2013 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 1/31/2013	($)
Financial Futures Long
U.S. Treasury 2 Year Notes	271	59,733,481	March 2013	3,497
Financial Futures Short
U.S. Treasury 5 Year Notes	68	(8,413,938)	March 2013	52,281
U.S. Treasury 10 Year Notes	234	(30,719,813)	March 2013	474,094
				529,872

See notes to financial statements.

The Fund	19

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2013 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $82,227,358)—Note 1(c):
Unaffiliated issuers	236,650,311	241,016,836
Affiliated issuers	5,650,632	5,650,632
Cash		40,464
Cash denominated in foreign currencies	43,005	43,857
Dividend, interest and securities lending income receivable		1,664,418
Receivable for shares of Common Stock subscribed		43,502
Prepaid expenses		23,879
		248,483,588
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		157,737
Liability for securities on loan—Note 1(c)		1,273,500
Payable for investment securities purchased		368,194
Payable for shares of Common Stock redeemed		304,309
Unrealized depreciation on forward foreign
currency exchange contracts—Note 4		119,247
Payable for futures variation margin—Note 4		10,443
Accrued expenses		75,010
		2,308,440
Net Assets ($)		246,175,148
Composition of Net Assets ($):
Paid-in capital		302,625,800
Accumulated distribution in excess of investment income—net		(342,679)
Accumulated net realized gain (loss) on investments		(60,891,096)
Accumulated net unrealized appreciation (depreciation) on investments, options transactions, forward foreign currency exchange contracts and foreign currency transactions (including $529,872 net unrealized
appreciation on financial futures)		4,783,123
Net Assets ($)		246,175,148

Net Asset Value Per Share
	Class D	Class P
Net Assets ($)	245,057,808	1,117,340
Shares Outstanding	22,726,844	103,507
Net Asset Value Per Share ($)	10.78	10.79

See notes to financial statements.

20

STATEMENT OF OPERATIONS
Six Months Ended January 31, 2013 (Unaudited)

Investment Income ($):
Income:
Interest	2,865,287
Income from securities lending—Note 1(c)	18,318
Dividends;
Affiliated issuers	1,705
Total Income	2,885,310
Expenses:
Management fee—Note 3(a)	626,414
Shareholder servicing costs—Note 3(b)	383,890
Professional fees	30,237
Registration fees	22,618
Prospectus and shareholders’ reports	22,416
Custodian fees—Note 3(b)	12,546
Directors’ fees and expenses—Note 3(c)	4,452
Loan commitment fees—Note 2	2,614
Miscellaneous	20,600
Total Expenses	1,125,787
Less—reduction in expenses due to undertaking—Note 3(a)	(202,727)
Less—reduction in fees due to earnings credits—Note 3(b)	(330)
Net Expenses	922,730
Investment Income—Net	1,962,580
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	1,815,728
Net realized gain (loss) on options transactions	98,500
Net realized gain (loss) on financial futures	(143,202)
Net realized gain (loss) on swap transactions	(78,715)
Net realized gain (loss) on forward foreign currency exchange contracts	(113,859)
Net Realized Gain (Loss)	1,578,452
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	964,852
Net unrealized appreciation (depreciation) on options transactions	(76,398)
Net unrealized appreciation (depreciation) on financial futures	558,045
Net unrealized appreciation (depreciation) on
forward foreign currency exchange contracts	(189,734)
Net Unrealized Appreciation (Depreciation)	1,256,765
Net Realized and Unrealized Gain (Loss) on Investments	2,835,217
Net Increase in Net Assets Resulting from Operations	4,797,797

See notes to financial statements.

The Fund	21

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	January 31, 2013	Year Ended
	(Unaudited)	July 31, 2012[a]
Operations ($):
Investment income—net	1,962,580	3,434,606
Net realized gain (loss) on investments	1,578,452	3,209,773
Net unrealized appreciation
(depreciation) on investments	1,256,765	(1,876,259)
Net Increase (Decrease) in Net Assets
Resulting from Operations	4,797,797	4,768,120
Dividends to Shareholders from ($):
Investment income—net:
Class B Shares	—	(7,301)
Class D Shares	(2,890,991)	(5,539,247)
Class P Shares	(13,063)	(24,349)
Net realized gain on investments:
Class D Shares	(548,030)	—
Class P Shares	(2,446)	—
Total Dividends	(3,454,530)	(5,570,897)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class B Shares	—	27,663
Class D Shares	23,570,950	56,357,564
Class P Shares	26,613	243,970
Dividends reinvested:
Class B Shares	—	6,646
Class D Shares	3,083,120	4,909,602
Class P Shares	8,232	13,042
Cost of shares redeemed:
Class B Shares	—	(979,617)
Class D Shares	(33,783,474)	(71,273,055)
Class P Shares	(77,072)	(148,110)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(7,171,631)	(10,842,295)
Total Increase (Decrease) in Net Assets	(5,828,364)	(11,645,072)
Net Assets ($):
Beginning of Period	252,003,512	263,648,584
End of Period	246,175,148	252,003,512
Undistributed (distribution in excess of)
investment income—net	(342,679)	598,795

22

	Six Months Ended
	January 31, 2013	Year Ended
	(Unaudited)	July 31, 2012[a]
Capital Share Transactions:
Class Bb
Shares sold	—	2,602
Shares issued for dividends reinvested	—	624
Shares redeemed	—	(91,614)
Net Increase (Decrease) in Shares Outstanding	—	(88,388)
Class Db
Shares sold	2,187,663	5,271,729
Shares issued for dividends reinvested	286,139	459,215
Shares redeemed	(3,137,200)	(6,668,756)
Net Increase (Decrease) in Shares Outstanding	(663,398)	(937,812)
Class P
Shares sold	2,464	22,794
Shares issued for dividends reinvested	763	1,218
Shares redeemed	(7,137)	(13,837)
Net Increase (Decrease) in Shares Outstanding	(3,910)	10,175

a Effective as of the close of Business on March 13, 2012, the fund no longer offers Class B shares.
b During the year ended July 31, 2012, 32,512 Class B shares representing $348,357 were automatically converted to 32,571 Class D shares.

See notes to financial statements.

The Fund	23

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
January 31, 2013				Year Ended July 31,
Class D Shares	(Unaudited)		2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value,
beginning of period	10.72		10.76	10.78	10.34	10.33	10.81
Investment Operations:
Investment income—net[a]	.09		.14	.23	.32	.42	.46
Net realized and unrealized
gain (loss) on investments	.12		.05	.06	.51	.03	(.45)
Total from
Investment Operations	.21		.19	.29	.83	.45	.01
Distributions:
Dividends from
investment income—net	(.13)		(.23)	(.31)	(.39)	(.44)	(.48)
Dividends from net realized
gain on investments	(.02)		—	—	—	—	(.01)
Total Distributions	(.15)		(.23)	(.31)	(.39)	(.44)	(.49)
Net asset value, end of period	10.78		10.72	10.76	10.78	10.34	10.33
Total Return (%)	1.96	[b]	1.80	2.67	8.12	4.66	.02
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.90	[c]	.90	.90	.90	.95	.89
Ratio of net expenses
to average net assets	.74	[c]	.90	.90	.90	.95	.89
Ratio of net investment income
to average net assets	1.57	[c]	1.33	2.11	3.00	4.25	4.30
Portfolio Turnover Rate	73.74[b,d] 173.05[d]			118.74	90.03	99.46 [d]	86.45 [d]
Net Assets, end of period
($ x 1,000)	245,058		250,850	261,652	256,259	199,863	213,980

a Based on average shares outstanding at each month end.
b Not annualized.
c Annualized.
d The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended January 31, 2013,
July 31, 2012, 2009 and 2008 were 70.66%, 160.80%, 98.62% and 86.39%, respectively.

See notes to financial statements.

24

Six Months Ended
January 31, 2013				Year Ended July 31,
Class P Shares	(Unaudited)		2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value,
beginning of period	10.74		10.77	10.79	10.36	10.34	10.82
Investment Operations:
Investment income—net[a]	.08		.14	.23	.32	.42	.47
Net realized and unrealized
gain (loss) on investments	.11		.06	.05	.50	.04	(.46)
Total from
Investment Operations	.19		.20	.28	.82	.46	.01
Distributions:
Dividends from
investment income—net	(.12)		(.23)	(.30)	(.39)	(.44)	(.48)
Dividends from net realized
gain on investments	(.02)		—	—	—	—	(.01)
Total Distributions	(.14)		(.23)	(.30)	(.39)	(.44)	(.49)
Net asset value, end of period	10.79		10.74	10.77	10.79	10.36	10.34
Total Return (%)	1.95	[b]	1.85	2.65	8.10	4.66	.02
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.92	[c]	.95	.93	.93	.96	.89
Ratio of net expenses
to average net assets	.77	[c]	.95	.93	.93	.96	.89
Ratio of net investment income
to average net assets	1.54	[c]	1.30	2.09	2.97	4.24	4.32
Portfolio Turnover Rate	73.74[b,d] 173.05[d]			118.74	90.03	99.46 [d]	86.45 [d]
Net Assets, end of period
($ x 1,000)	1,117		1,153	1,047	1,478	1,350	1,678

a Based on average shares outstanding at each month end.
b Not annualized.
c Annualized.
d The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended January 31, 2013, July
31, 2012, 2009 and 2008 were 70.66%, 160.80%, 98.62% and 86.39%, respectively.

See notes to financial statements.

The Fund	25

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Short Term Income Fund (the “fund”) is a separate non-diversified series of Dreyfus Investment Grade Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund.The fund’s investment objective seeks to maximize total return, consisting of capital appreciation and current income.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.The fund is authorized to issue 700 million shares of $.001 par value Common Stock.The fund currently offers two classes of shares: Class D (600 million shares authorized) and Class P (100 million shares authorized). Class D and Class P shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under

26

authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The Fund	27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S.Treasury Bills), financial futures, options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of Directors (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

28

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. These securities are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter are valued at the mean between the bid and asked price.These securities are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and

The Fund	29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

swap spreads on interest rates. These securities are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate. These securities are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of January 31, 2013 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	—	22,999,589	—	22,999,589
Commercial
Mortgage-Backed	—	8,360,623	—	8,360,623
Corporate Bonds†	—	81,172,263	—	81,172,263
Foreign Government	—	8,733,769	—	8,733,769
Mutual Funds	5,650,632	—	—	5,650,632
Residential
Mortgage-Backed	—	437,878	—	437,878
U.S. Government
Agencies/
Mortgage-Backed	—	26,247,041	—	26,247,041
U.S. Treasury	—	93,064,264	—	93,064,264
Other Financial
Instruments:
Financial Futures††	529,872	—	—	529,872
Options Purchased	—	1,409	—	1,409
Liabilities ($)
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts††	—	(119,247)	—	(119,247)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

30

At January 31, 2013, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the

The Fund	31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended January 31, 2013, The Bank of New York Mellon earned $7,851 from lending portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended January 31, 2013 were as follows:

Affiliated
Investment	Value				Value		Net
Company	7/31/2012	($)	Purchases ($)	Sales ($)	1/31/2013	($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	990,548		48,356,403	44,969,819	4,377,132		1.8
Dreyfus
Institutional
Cash
Advantage
Fund	1,256,078		9,281,716	9,264,294	1,273,500.5
Total	2,246,626		57,638,119	54,234,113	5,650,632		2.3

(e) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carry-

32

overs, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended January 31, 2013, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended July 31, 2012 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $60,168,453 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to July 31, 2012. If not applied, $29,412,543 of the carryover expires in fiscal year 2013, $8,634,655

The Fund	33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

expires in fiscal year 2014, $7,342,005 expires in fiscal year 2015, $4,178,299 expires in fiscal year 2016, $5,740,844 expires in fiscal year 2017 and $4,860,107 expires in fiscal year 2018.

The tax character of distributions paid to shareholders during the fiscal year ended July 31, 2012 was as follows: ordinary income $5,570,897. The tax character of current year distributions will be determined at the end of the current fiscal year.

(g) New Accounting Pronouncements: In April 2011, FASB issued Accounting Standards Update No. 2011-03 “Transfers and Servicing (Topic 860) Reconsideration of Effective Control for Repurchase Agreements”(“ASU 2011-03”) which relates to the accounting for repurchase agreements and similar agreements including mortgage dollar rolls, that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity.ASU 2011-03 modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowings.ASU 2011-03 was effective for new transfers and existing transactions that were modified in the first interim or annual period beginning on or after December 15, 2011. The new disclosures have been implemented and there was no change in accounting for the fund. Management has determined that the fund has not entered into transactions that can be deemed “secured borrowings” as defined by ASU 2011-03.

In January 2013, FASB issued Accounting Standards Update No. 2013-01 (“ASU 2013-01”), Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, replaced Accounting Standards Update No. 2011-11 (“ASU 2011-11”), Disclosures about Offsetting Assets and Liabilities. ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2011-11 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to derivatives,

34

repurchase agreements, and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. Management is currently evaluating the application of ASU 2013-01 and its impact, if any, on the fund's financial statements.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $210 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 10, 2012, the unsecured credit facility with Citibank, N.A. was $225 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended January 31, 2013, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly.

Dreyfus has contractually agreed, from October 1, 2012 through Decem-ber 1, 2013, to waive receipt of its fees and/or assume the expenses of the fund, so that the expenses of none of the classes (excluding of Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .45% of the value of the average daily net assets of

The Fund	35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

their class. The reduction in expenses, pursuant to the undertaking, amounted to $202,727 during the period ended January 31, 2013.

(b) Under the Shareholder Services Plan, Class D and Class P shares pay the Distributor at an annual rate of .20% of the value of the average daily net assets of Class D shares and .25% of the value of the average daily net assets of Class P shares for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended January 31, 2013, Class D and Class P shares were charged, $249,425 and $1,425, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency services for the fund and cash management services related to fund subscriptions and redemptions. During the period ended January 31, 2013, the fund was charged $65,468 for transfer agency services and $2,402 for cash management services. Cash management fees were partially offset by earnings credits of $309. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended January 31, 2013, the fund was charged $12,546 pursuant to the custody agreement.

36

The fund compensates The Bank of New York Mellon under a cash management agreement for performing certain cash management services related to fund subscriptions and redemptions.The Bank of New York Mellon also provides shareholder redemption draft processing services. During the period ended January 31, 2013, the fund was charged $1,457 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $21.

During the period ended January 31, 2013, the fund was charged $3,981 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $105,092, Shareholder Services Plan fees $42,084, custodian fees $12,015, Chief Compliance Officer fees $4,645 and transfer agency fees $39,481, which are offset against an expense reimbursement currently in effect in the amount of $45,580.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, financial futures, options transactions, swap transactions and forward contracts, during the period ended January 31, 2013, amounted to $180,251,015 and $190,057,741, respectively, of which $7,515,494 in purchases and $7,531,186 in sales were from mortgage dollar roll transactions.

Mortgage Dollar Rolls: A mortgage dollar roll transaction involves a sale by the fund of mortgage related securities that it holds with an agreement by the fund to repurchase similar securities at an agreed upon price and date.The securities purchased will bear the same interest rate

The Fund	37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold.The fund accounts for mortgage dollar rolls as purchases and sales transactions.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended January 31, 2013 is discussed below.

The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Fair value of derivative instruments as of January 31, 2013 is shown below:

	Derivative		Derivative
	Assets ($)		Liabilities ($)
Interest rate risk[1,2]	531,281	Interest rate risk	—
Foreign exchange risk	—	Foreign exchange risk[3]	(119,247)
Gross fair value of
derivatives contracts	531,281		(119,247)

Statement of Assets and Liabilities location:

1	Includes cumulative appreciation on financial futures as reported in the Statement of
Financial Futures, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
2	Options purchased are included in Investments in securities—Unaffiliated issuers, at value.
3	Unrealized depreciation on forward foreign currency exchange contracts.

The effect of derivative instruments in the Statement of Operations during the period ended January 31, 2013 is shown below:

	Amount of realized gain (loss) on derivatives recognized in income ($)
	Financial	Options	Forward	Swap
Underlying risk	Futures[4]	Transactions[5]	Contracts[6]	Transactions[7]	Total
Interest rate	(143,202)	98,500	—	(78,715)	(123,417)
Foreign exchange	—	—	(113,859)	—	(113,859)
Total	(143,202)	98,500	(113,859)	(78,715)	(237,276)

38

Change in unrealized appreciation (depreciation) on derivatives recognized in income ($)

	Financial	Options	Forward
Underlying risk	Futures[8]	Transactions[9]	Contracts[10]	Total
Interest rate	558,045	(76,398)	—	481,647
Foreign exchange	—	—	(189,734)	(189,734)
Total	558,045	(76,398)	(189,734)	291,913

Statement of Operations location:

4	Net realized gain (loss) on financial futures.
5	Net realized gain (loss) on options transactions.
6	Net realized gain (loss) on forward foreign currency exchange contracts.
7	Net realized gain (loss) on swap transactions.
8	Net unrealized appreciation (depreciation) on financial futures.
9	Net unrealized appreciation (depreciation) on options transactions.
[10] Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

Financial Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments.The fund invests in financial futures in order to manage its exposure to or protect against changes in the market.A financial futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equiv-alents.The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations.When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations.There is minimal counterparty credit risk to the fund with financial futures since they are exchange traded, and the exchange’s clearinghouse guarantees the financial futures against default. Financial futures open at January 31, 2013 are set forth in the Statement of Financial Futures.

The Fund	39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in interest rates or as a substitute for an investment.The fund is subject to market risk and interest rate risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates.

40

As a writer of an option, the fund has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.There is a risk of loss from a change in value of such options which may exceed the related premiums received. The Statement of Operations reflects the following: any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction. At January 31, 2013, there were no options written outstanding.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments.The fund is also exposed to credit risk associated with

The Fund	41

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract. The following summarizes open forward contracts at January 31, 2013:

	Foreign
Forward Foreign Currency	Currency			Unrealized
Exchange Contracts	Amounts	Cost ($)	Value ($) (Depreciation) ($)
Purchases:
Mexican New Peso,
Expiring
2/28/2013[a]	16,205,000	1,277,685	1,271,083	(6,602)
Sales:		Proceeds ($)
Euro,
Expiring
2/28/2013[b]	5,425,000	7,254,505	7,367,150	(112,645)
				(119,247)

Counterparties:

a	JPMorgan Chase & Co.
b	Morgan Stanley

Swap Transactions:The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument.The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

The fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap contracts in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap contracts in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the contract’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or

42

losses on the termination date. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation on swap transactions.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount.The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within realized gain (loss) on swap contracts in the Statement of Operations. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk. For financial reporting purposes forward rate agreements are classified as interest rate swaps.At January 31, 2013, there were no interest rate swap agreements outstanding.

The following summarizes the average market value of derivatives outstanding during the period ended January 31, 2013:

Average Market Value ($)
Interest rate financial futures	107,663,459
Interest rate options contracts	41,449
Forward contracts	7,758,660

The following summarizes the average notional value of swap contracts outstanding during the period ended January 31, 2013:

Average Notional Value ($)
Interest rate swap contracts	5,190,000

At January 31, 2013, accumulated net unrealized appreciation on investments was $4,366,525, consisting of $5,549,437 gross unrealized appreciation and $1,182,912 gross unrealized depreciation.

At January 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund	43

NOTES

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Item 2.      Code of Ethics.

                  Not applicable.

Item 3.      Audit Committee Financial Expert.

                  Not applicable.

Item 4.      Principal Accountant Fees and Services.

                  Not applicable.

Item 5.      Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.      Investments.

(a)              Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management      Investment Companies.

                  Not applicable.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Companies and        Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.    Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.    Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.    Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Investment Grade Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	Monday, March 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	Monday, March 25, 2013

By: /s/ James Windels
James Windels, Treasurer
Date:	Monday, March 25, 2013

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)